AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.7%
Common Stocks — 59.9%
Aerospace & Defense — 0.6%
Airbus SE (France)*	64,400	$7,303,530
CAE, Inc. (Canada)*	86,200	2,456,292
Elbit Systems Ltd. (Israel)	1,276	181,304
HEICO Corp.	1,914	240,781
Kratos Defense & Security Solutions, Inc.*	48,700	1,328,536
Lockheed Martin Corp.	19,624	7,251,068
Mercury Systems, Inc.*	22,800	1,610,820
Northrop Grumman Corp.	886	286,745
Safran SA (France)*	31,700	4,319,162
Triumph Group, Inc.*	24,900	457,662
		25,435,900
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*(a)	34,390	1,006,251
C.H. Robinson Worldwide, Inc.	3,173	302,799
Deutsche Post AG (Germany)	121,290	6,660,546
Expeditors International of Washington, Inc.	20,370	2,193,645
FedEx Corp.	8,522	2,420,589
SG Holdings Co. Ltd. (Japan)	87,721	2,015,899
ZTO Express Cayman, Inc. (China)*	15,500	434,877
		15,034,606
Airlines — 0.1%
Azul SA (Brazil), ADR*(a)	4,100	82,779
Ryanair Holdings PLC (Ireland)*	6,600	129,037
Ryanair Holdings PLC (Ireland), ADR*	29,500	3,392,500
SkyWest, Inc.*	20,500	1,116,840
Spirit Airlines, Inc.*(a)	19,800	730,620
		5,451,776
Auto Components — 0.3%
Autoliv, Inc. (Sweden)*(a)	22,100	2,050,880
BorgWarner, Inc.	80,011	3,709,310
Denso Corp. (Japan)	89,492	5,991,160
		11,751,350
Automobiles — 0.9%
Daimler AG (Germany)	64,260	5,735,171
Ferrari NV (Italy)	1,380	288,594
General Motors Co.*	26,085	1,498,844
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	348,000	294,544
Hyundai Motor Co. (South Korea)	4,616	894,640
Isuzu Motors Ltd. (Japan)	343,627	3,710,356
Kia Corp. (South Korea)	9,836	723,333
Suzuki Motor Corp. (Japan)	86,100	3,930,775
Tesla, Inc.*(a)	8,864	5,920,532
Toyota Motor Corp. (Japan)	234,374	18,311,046
XPeng, Inc. (China), ADR*(a)	37,700	1,376,427
		42,684,262
Banks — 4.1%
Absa Group Ltd. (South Africa)	111,798	953,943
Axis Bank Ltd. (India)*	229,238	2,202,871
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Banco Santander SA (Spain)*	2,573,307	$8,767,579
Bancorp, Inc. (The)*	49,700	1,029,784
Bank Central Asia Tbk PT (Indonesia)	511,800	1,099,330
Bank Mandiri Persero Tbk PT (Indonesia)	1,080,900	459,718
Bank of America Corp.	75,774	2,931,696
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	48,100	1,838,382
Bank OZK(a)	59,900	2,446,915
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	7,261,500	2,211,384
BankUnited, Inc.	58,700	2,579,865
BNP Paribas SA (France)*	269,311	16,442,724
BOC Hong Kong Holdings Ltd. (China)	132,495	465,267
Byline Bancorp, Inc.	29,700	628,155
Camden National Corp.	20,150	964,379
Capitec Bank Holdings Ltd. (South Africa)*	7,030	675,810
China Construction Bank Corp. (China) (Class H Stock)	2,444,000	2,065,401
China Merchants Bank Co. Ltd. (China) (Class H Stock)	165,400	1,273,693
Citigroup, Inc.	170,934	12,435,449
Comerica, Inc.	7,287	522,769
Commonwealth Bank of Australia (Australia)	79,169	5,186,778
DBS Group Holdings Ltd. (Singapore)	18,132	389,761
E.Sun Financial Holding Co. Ltd. (Taiwan)	559,696	512,460
Eastern Bankshares, Inc.	28,200	543,978
Erste Group Bank AG (Austria)*	130,740	4,437,420
First Foundation, Inc.	102,400	2,402,304
First Horizon Corp.	131,566	2,224,781
First Northwest Bancorp	35,300	586,686
FNB Corp.	172,076	2,185,365
Great Western Bancorp, Inc.	62,600	1,896,154
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	153,200	863,832
Hana Financial Group, Inc. (South Korea)	8,730	330,748
Hang Seng Bank Ltd. (Hong Kong)	16,067	312,241
Hanmi Financial Corp.	56,840	1,121,453
HDFC Bank Ltd. (India)*	54,275	1,110,707
ICICI Bank Ltd. (India)*	204,075	1,631,234
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,206,000	869,417
Intesa Sanpaolo SpA (Italy)*	1,394,022	3,780,374
KB Financial Group, Inc. (South Korea)	23,032	1,146,160
KBC Group NV (Belgium)*	107,812	7,850,144
Kotak Mahindra Bank Ltd. (India)*	94,499	2,278,699
Lloyds Banking Group PLC (United Kingdom)*	12,411,398	7,305,916
Mediobanca Banca di Credito Finanziario SpA (Italy)*	729,720	8,101,700
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,893,109	10,055,039
Old Second Bancorp, Inc.	51,700	682,957
Orrstown Financial Services, Inc.	15,732	350,824
A1

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
OTP Bank Nyrt (Hungary)*	8,320	$356,355
People’s United Financial, Inc.	23,947	428,651
Professional Holding Corp. (Class A Stock)*	30,400	558,448
Resona Holdings, Inc. (Japan)	733,203	3,081,082
Sberbank of Russia PJSC (Russia)	342,736	1,313,967
Shinhan Financial Group Co. Ltd. (South Korea)	11,611	386,052
Shinsei Bank Ltd. (Japan)*	430,496	6,949,187
Siam Commercial Bank PCL (The) (Thailand)	163,700	587,856
Societe Generale SA (France)*	141,970	3,724,532
Standard Chartered PLC (United Kingdom)	1,133,956	7,799,353
Sterling Bancorp(a)	273,480	6,295,510
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	297,322	10,771,722
Swedbank AB (Sweden) (Class A Stock)	9,043	159,322
TCS Group Holding PLC (Russia), GDR	6,362	369,487
Unicaja Banco SA (Spain), 144A*	1,128,879	1,142,448
United Community Banks, Inc.	45,100	1,538,812
United Overseas Bank Ltd. (Singapore)	273,632	5,265,740
Univest Financial Corp.	67,100	1,918,389
Wells Fargo & Co.	173,839	6,791,890
Western Alliance Bancorp	29,580	2,793,535
		192,384,584
Beverages — 0.4%
Ambev SA (Brazil)	138,600	377,240
Anheuser-Busch InBev SA/NV (Belgium)	69,500	4,385,759
Boston Beer Co., Inc. (The) (Class A Stock)*	2,126	2,564,551
Coca-Cola Co. (The)	14,756	777,789
Diageo PLC (United Kingdom)	13,726	565,516
Keurig Dr. Pepper, Inc.	16,357	562,190
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,300	706,721
Monster Beverage Corp.*	93,376	8,505,620
PepsiCo, Inc.	2,073	293,226
Thai Beverage PCL (Thailand)	1,821,500	1,005,210
		19,743,822
Biotechnology — 1.6%
89bio, Inc.*	25,000	592,000
AbbVie, Inc.	33,997	3,679,155
Acceleron Pharma, Inc.*	12,300	1,668,003
Alexion Pharmaceuticals, Inc.*	31,545	4,823,546
Amgen, Inc.	19,458	4,841,345
Argenx SE (Netherlands), ADR*	4,300	1,184,177
Ascendis Pharma A/S (Denmark), ADR*	6,000	773,280
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	73,300	951,801
Avid Bioservices, Inc.*	50,400	918,792
Black Diamond Therapeutics, Inc.*(a)	15,100	366,326
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Blueprint Medicines Corp.*	51,659	$5,022,805
CSL Ltd. (Australia)	40,419	8,159,912
Deciphera Pharmaceuticals, Inc.*	19,200	860,928
FibroGen, Inc.*(a)	18,200	631,722
Immunic, Inc.*(a)	34,900	556,306
ImmunoGen, Inc.*	136,300	1,104,030
KalVista Pharmaceuticals, Inc.*	40,000	1,027,600
Kura Oncology, Inc.*	31,900	901,813
MacroGenics, Inc.*	38,300	1,219,855
Natera, Inc.*	15,500	1,573,870
PolarityTE, Inc.*(a)	16,300	18,093
Prelude Therapeutics, Inc.*(a)	13,200	571,956
PTC Therapeutics, Inc.*	55,240	2,615,614
Regeneron Pharmaceuticals, Inc.*	18,903	8,943,765
REVOLUTION Medicines, Inc.*	23,100	1,059,828
Sarepta Therapeutics, Inc.*	12,077	900,099
Seagen, Inc.*	9,922	1,377,769
Stoke Therapeutics, Inc.*(a)	16,900	656,396
Turning Point Therapeutics, Inc.*	22,038	2,084,574
United Therapeutics Corp.*	36,684	6,136,133
Vertex Pharmaceuticals, Inc.*	33,438	7,185,492
Zai Lab Ltd. (China)*	5,000	676,339
		73,083,324
Building Products — 0.6%
Assa Abloy AB (Sweden) (Class B Stock)	341,600	9,828,743
Builders FirstSource, Inc.*	75,366	3,494,721
Gibraltar Industries, Inc.*	20,800	1,903,408
Johnson Controls International PLC	40,496	2,416,396
Masco Corp.	27,981	1,676,062
Nibe Industrier AB (Sweden) (Class B Stock)	90,162	2,797,941
Owens Corning	28,490	2,623,644
Trane Technologies PLC	11,203	1,854,769
Trex Co., Inc.*	20,713	1,896,068
		28,491,752
Capital Markets — 2.3%
B3 SA - Brasil Bolsa Balcao (Brazil)	45,300	439,990
Bank of New York Mellon Corp. (The)	175,873	8,317,034
BlackRock, Inc.	6,548	4,936,930
Brightsphere Investment Group, Inc.	65,400	1,332,852
Cboe Global Markets, Inc.	3,270	322,716
Cowen, Inc. (Class A Stock)(a)	46,000	1,616,900
Deutsche Boerse AG (Germany)	23,800	3,960,244
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	119,900	7,104,246
Intercontinental Exchange, Inc.	5,427	606,087
Lazard Ltd. (Class A Stock)	43,913	1,910,655
London Stock Exchange Group PLC (United Kingdom)	73,783	7,051,861
Macquarie Group Ltd. (Australia)	46,805	5,440,611
Moody’s Corp.	51,394	15,346,762
MSCI, Inc.	24,632	10,327,705
Natixis SA (France)*	349,265	1,675,691
Patria Investments Ltd. (Cayman Islands) (Class A Stock)*	51,600	898,872

A2

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	38,212	$4,683,263
S&P Global, Inc.	32,761	11,560,374
Singapore Exchange Ltd. (Singapore)	77,570	576,273
Standard Life Aberdeen PLC (United Kingdom)	70	279
State Street Corp.	25,908	2,176,531
UBS Group AG (Switzerland) (XSWX)	226,499	3,515,221
UBS Group AG (Switzerland) (NYSE)(a)	521,600	8,100,448
Virtu Financial, Inc. (Class A Stock)	210,147	6,525,064
		108,426,609
Chemicals — 1.2%
Albemarle Corp.	17,821	2,603,826
Ashland Global Holdings, Inc.	16,410	1,456,716
Axalta Coating Systems Ltd.*	84,012	2,485,075
BASF SE (Germany)	2,328	193,397
Element Solutions, Inc.	68,800	1,258,352
Hansol Chemical Co. Ltd. (South Korea)	3,485	745,902
LG Chem Ltd. (South Korea)	2,142	1,536,101
Linde PLC (United Kingdom)	67,800	19,056,719
Livent Corp.*(a)	39,200	678,944
Olin Corp.	28,000	1,063,160
Quaker Chemical Corp.(a)	3,700	901,949
RPM International, Inc.	15,314	1,406,591
Scotts Miracle-Gro Co. (The)	7,951	1,947,756
Sherwin-Williams Co. (The)	5,200	3,837,652
Shin-Etsu Chemical Co. Ltd. (Japan)	46,654	7,871,808
Sika AG (Switzerland)	11,519	3,295,196
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	17,374	922,038
Tronox Holdings PLC (Class A Stock)	63,500	1,162,050
Westlake Chemical Corp.	11,125	987,789
		53,411,021
Commercial Services & Supplies — 0.3%
Brink’s Co. (The)(a)	34,400	2,725,512
Casella Waste Systems, Inc. (Class A Stock)*	13,200	839,124
Harsco Corp.*	52,300	896,945
Knoll, Inc.	36,100	596,011
Montrose Environmental Group, Inc.*	26,200	1,314,978
Republic Services, Inc.	14,904	1,480,712
Tetra Tech, Inc.	11,100	1,506,492
Waste Connections, Inc.	33,941	3,664,949
Waste Management, Inc.	3,224	415,961
		13,440,684
Communications Equipment — 0.4%
Cisco Systems, Inc.	179,048	9,258,572
Juniper Networks, Inc.	19,855	502,927
Motorola Solutions, Inc.	948	178,271
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	501,869	6,643,088
		16,582,858
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.4%
Dycom Industries, Inc.*	29,300	$2,720,505
Quanta Services, Inc.	31,883	2,805,066
SHO-BOND Holdings Co. Ltd. (Japan)	71,100	3,071,283
Taisei Corp. (Japan)	86,599	3,352,352
Vinci SA (France)	52,218	5,355,400
		17,304,606
Construction Materials — 0.5%
Cemex SAB de CV (Mexico) (Part. Cert.), ADR*	127,530	888,884
China Jushi Co. Ltd. (China) (Class A Stock)	348,400	1,023,685
CRH PLC (Ireland)	175,967	8,237,349
CRH PLC (Ireland), ADR(a)	97,500	4,580,550
Eagle Materials, Inc.	14,800	1,989,268
HeidelbergCement AG (Germany)	62,100	5,646,645
		22,366,381
Consumer Finance — 0.4%
Ally Financial, Inc.	26,033	1,176,952
Capital One Financial Corp.	58,937	7,498,555
Discover Financial Services	2,690	255,523
FirstCash, Inc.	29,300	1,924,131
OneMain Holdings, Inc.	69,794	3,749,334
Shriram Transport Finance Co. Ltd. (India)	62,743	1,228,291
Synchrony Financial	87,787	3,569,419
		19,402,205
Containers & Packaging — 0.1%
Crown Holdings, Inc.	25,643	2,488,397
Graphic Packaging Holding Co.	45,850	832,636
International Paper Co.	6,258	338,370
Silgan Holdings, Inc.	36,454	1,532,161
		5,191,564
Diversified Consumer Services — 0.1%
Laureate Education, Inc. (Class A Stock)*	81,900	1,113,021
New Oriental Education & Technology Group, Inc. (China)*	9,000	123,154
New Oriental Education & Technology Group, Inc. (China), ADR*	105,200	1,472,800
TAL Education Group (China), ADR*	6,200	333,870
Terminix Global Holdings, Inc.*	29,100	1,387,197
		4,430,042
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	1,461	373,242
Investor AB (Sweden) (Class B Stock)	99,600	7,937,780
M&G PLC (United Kingdom)	119,239	340,365
ORIX Corp. (Japan)	541,504	9,102,223
Voya Financial, Inc.(a)	55,853	3,554,485
		21,308,095

A3

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	62,526	$1,892,662
Cellnex Telecom SA (Spain), 144A	100,009	5,775,687
Cogent Communications Holdings, Inc.	14,330	985,331
Deutsche Telekom AG (Germany)	164,621	3,319,962
HKT Trust & HKT Ltd. (Hong Kong)	316,273	451,562
Liberty Global PLC (United Kingdom) (Class C Stock)*	141,057	3,602,596
Lumen Technologies, Inc.	30,183	402,943
Verizon Communications, Inc.	72,938	4,241,345
Vonage Holdings Corp.*	69,400	820,308
		21,492,396
Electric Utilities — 1.2%
ALLETE, Inc.	14,500	974,255
American Electric Power Co., Inc.	3,683	311,950
Duke Energy Corp.	6,496	627,059
Edison International	54,682	3,204,365
Enel SpA (Italy)	1,765,872	17,523,138
Entergy Corp.	5,791	576,031
Evergy, Inc.	99,066	5,897,399
Exelon Corp.	73,959	3,234,967
FirstEnergy Corp.	9,894	343,223
Iberdrola SA (Spain)	235,754	3,036,069
NextEra Energy, Inc.	69,087	5,223,668
NRG Energy, Inc.	109,428	4,128,718
OGE Energy Corp.	6,337	205,065
Orsted A/S (Denmark), 144A	44,290	7,172,590
PPL Corp.	19,564	564,226
Southern Co. (The)	5,345	332,245
		53,354,968
Electrical Equipment — 0.8%
AMETEK, Inc.	24,441	3,121,849
Atkore, Inc.*	13,800	992,220
Bloom Energy Corp. (Class A Stock)*(a)	17,500	473,375
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	6,500	322,431
Generac Holdings, Inc.*	12,334	4,038,768
GrafTech International Ltd.	6,390	78,150
Legrand SA (France)	56,400	5,250,147
Nidec Corp. (Japan)	19,914	2,433,650
nVent Electric PLC	70,798	1,975,972
Plug Power, Inc.*(a)	14,900	534,016
Regal Beloit Corp.	18,134	2,587,359
Rockwell Automation, Inc.	1,024	271,811
Siemens Energy AG (Germany)*	88,650	3,194,214
Siemens Gamesa Renewable Energy SA (Spain)	66,992	2,592,778
Sunrun, Inc.*(a)	45,230	2,735,510
Vestas Wind Systems A/S (Denmark)	38,334	7,890,272
		38,492,522
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	107,601	4,466,518
Azbil Corp. (Japan)	100,600	4,352,628
Flex Ltd.*	59,800	1,094,938
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hitachi Ltd. (Japan)	83,301	$3,776,283
Hon Hai Precision Industry Co. Ltd. (Taiwan)	352,000	1,536,798
Ibiden Co. Ltd. (Japan)	52,900	2,450,816
II-VI, Inc.*	30,800	2,105,796
Jabil, Inc.	34,108	1,779,073
Keyence Corp. (Japan)	30,510	13,911,011
Keysight Technologies, Inc.*	1,661	238,187
Largan Precision Co. Ltd. (Taiwan)	7,000	792,555
LG Innotek Co. Ltd. (South Korea)	1,947	356,546
Samsung SDI Co. Ltd. (South Korea)	2,228	1,312,790
Spectris PLC (United Kingdom)	79,500	3,661,341
Sunny Optical Technology Group Co. Ltd. (China)	15,000	344,992
SYNNEX Corp.	39,380	4,522,399
TTM Technologies, Inc.*(a)	96,000	1,392,000
Unimicron Technology Corp. (Taiwan)	165,000	533,496
		48,628,167
Energy Equipment & Services — 0.1%
Aspen Aerogels, Inc.*	23,800	484,092
Cactus, Inc. (Class A Stock)	37,500	1,148,250
China Oilfield Services Ltd. (China) (Class H Stock)	306,000	319,176
Helix Energy Solutions Group, Inc.*	194,960	984,548
National Energy Services Reunited Corp.*	74,500	921,565
Natural Gas Services Group, Inc.*	61,955	584,855
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	51,700	276,453
		4,718,939
Entertainment — 0.9%
Activision Blizzard, Inc.	123,973	11,529,489
Bilibili, Inc. (China), ADR*(a)	8,700	931,422
Bilibili, Inc. (China) (Class Z Stock)*	3,500	372,776
Cineworld Group PLC (United Kingdom)	13,664	7,699
Electronic Arts, Inc.	25,494	3,451,123
IMAX Corp.*	50,800	1,021,080
International Games System Co. Ltd. (Taiwan)	14,000	375,439
Live Nation Entertainment, Inc.*	16,944	1,434,310
Netflix, Inc.*	5,176	2,700,112
Nexon Co. Ltd. (Japan)	92,777	3,015,048
Vivendi SE (France)	155,115	5,089,985
Walt Disney Co. (The)*	56,630	10,449,367
		40,377,850
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	38,751	9,263,814
Armada Hoffler Properties, Inc.	100,454	1,259,693
CoreSite Realty Corp.	4,370	523,744
Corporate Office Properties Trust	29,000	763,570
Covivio (France)	1,011	86,720
Crown Castle International Corp.	24,270	4,177,595
CubeSmart	14,785	559,317

A4

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Dexus (Australia)	12,012	$88,908
Digital Realty Trust, Inc.	2,257	317,876
Equinix, Inc.	1,911	1,298,696
Equity Commonwealth	7,749	215,422
Extra Space Storage, Inc.	1,007	133,478
Gaming & Leisure Properties, Inc.	12,699	538,819
Healthcare Realty Trust, Inc.	36,500	1,106,680
Iron Mountain, Inc.	9,594	355,074
Lexington Realty Trust	150,700	1,674,277
Link REIT (Hong Kong)	51,393	469,624
Medical Properties Trust, Inc.	3,336	70,990
National Retail Properties, Inc.	14,216	626,499
Plymouth Industrial REIT, Inc.	73,700	1,241,845
Prologis, Inc.	2,516	266,696
RLJ Lodging Trust	107,300	1,661,004
Sabra Health Care REIT, Inc.	93,500	1,623,160
Simon Property Group, Inc.	2,815	320,263
Spirit Realty Capital, Inc.	31,128	1,322,940
STORE Capital Corp.	5,246	175,741
Terreno Realty Corp.	18,800	1,086,076
UDR, Inc.	3,963	173,817
Uniti Group, Inc.	102,200	1,127,266
VICI Properties, Inc.(a)	162,191	4,580,274
Weyerhaeuser Co.	61,018	2,172,241
		39,282,119
Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	61,803	1,992,725
Atacadao SA (Brazil)	146,400	603,427
Clicks Group Ltd. (South Africa)	100,400	1,637,061
Cosmos Pharmaceutical Corp. (Japan)	15,420	2,407,406
Costco Wholesale Corp.	5,786	2,039,449
CP ALL PCL (Thailand)*	476,600	1,058,878
George Weston Ltd. (Canada)	46,650	4,130,828
Kroger Co. (The)	128,732	4,633,065
Performance Food Group Co.*	44,900	2,586,689
PriceSmart, Inc.	14,500	1,402,875
Tesco PLC (United Kingdom)	102,928	325,115
Tsuruha Holdings, Inc. (Japan)	2,349	303,259
US Foods Holding Corp.*	107,164	4,085,092
Wal-Mart de Mexico SAB de CV (Mexico)	120,200	379,604
		27,585,473
Food Products — 1.0%
Angel Yeast Co. Ltd. (China) (Class A Stock)	73,500	620,209
Archer-Daniels-Midland Co.	6,354	362,178
Barry Callebaut AG (Switzerland)	104	235,097
Bunge Ltd.	2,649	209,986
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	458	3,998,411
Conagra Brands, Inc.	16,172	608,067
Darling Ingredients, Inc.*	43,800	3,222,804
General Mills, Inc.	36,207	2,220,213
Gruma SAB de CV (Mexico) (Class B Stock)	26,362	312,121
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Kerry Group PLC (Ireland) (Class A Stock)	2,258	$283,057
Lamb Weston Holdings, Inc.	3,005	232,828
Mondelez International, Inc. (Class A Stock)	161,046	9,426,022
Nestle SA (Switzerland)	217,375	24,231,769
SunOpta, Inc. (Canada)*	52,300	772,471
Whole Earth Brands, Inc.*(a)	101,600	1,324,864
		48,060,097
Gas Utilities — 0.1%
China Gas Holdings Ltd. (China)	225,300	925,754
Indraprastha Gas Ltd. (India)	68,342	481,641
New Jersey Resources Corp.	35,700	1,423,359
Snam SpA (Italy)	52,920	293,497
South Jersey Industries, Inc.(a)	48,480	1,094,678
		4,218,929
Health Care Equipment & Supplies — 1.7%
Antares Pharma, Inc.*	181,200	744,732
Axonics Modulation Technologies, Inc.*(a)	20,700	1,239,723
Becton, Dickinson & Co.	17,834	4,336,337
Boston Scientific Corp.*	190,237	7,352,660
Danaher Corp.	55,105	12,403,033
Envista Holdings Corp.*	39,000	1,591,200
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	10,996	247,035
Glaukos Corp.*(a)	17,000	1,426,810
Heska Corp.*	7,200	1,212,912
Hologic, Inc.*	67,904	5,050,699
Hoya Corp. (Japan)	147,184	17,340,927
IDEXX Laboratories, Inc.*	5,658	2,768,516
Inogen, Inc.*	18,400	966,368
Integra LifeSciences Holdings Corp.*	6,500	449,085
Intuitive Surgical, Inc.*	455	336,218
Koninklijke Philips NV (Netherlands)*	64,593	3,688,655
Masimo Corp.*	9,918	2,277,768
OrthoPediatrics Corp.*	5,600	273,000
ResMed, Inc.	45,351	8,799,001
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	31,900	1,946,107
Tandem Diabetes Care, Inc.*	14,000	1,235,500
ViewRay, Inc.*	263,200	1,144,920
West Pharmaceutical Services, Inc.	8,061	2,271,429
		79,102,635
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	39,700	2,268,458
Addus HomeCare Corp.*	11,900	1,244,621
Amedisys, Inc.*	3,268	865,334
AMN Healthcare Services, Inc.*	17,300	1,275,010
Anthem, Inc.	14,560	5,226,312
Centene Corp.*	126,431	8,080,205
Cigna Corp.	43,654	10,552,918
Ensign Group, Inc. (The)	23,100	2,167,704

A5

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Hanger, Inc.*	53,300	$1,216,306
HCA Healthcare, Inc.	7,793	1,467,734
Humana, Inc.	25,240	10,581,870
Innovage Holding Corp.*(a)	21,000	541,590
LHC Group, Inc.*	9,916	1,896,038
MEDNAX, Inc.*	35,300	899,091
Molina Healthcare, Inc.*	29,738	6,951,555
Option Care Health, Inc.*	74,975	1,330,056
Progyny, Inc.*(a)	24,300	1,081,593
R1 RCM, Inc.*	98,100	2,421,108
RadNet, Inc.*	57,000	1,239,750
UnitedHealth Group, Inc.	13,966	5,196,330
Universal Health Services, Inc. (Class B Stock)	25,370	3,384,104
		69,887,687
Health Care Technology — 0.1%
Omnicell, Inc.*	10,100	1,311,687
Phreesia, Inc.*	33,800	1,760,980
Veeva Systems, Inc. (Class A Stock)*	9,353	2,443,378
		5,516,045
Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp.*	41,800	2,464,528
Caesars Entertainment, Inc.*	3,300	288,585
CEC Entertainment, Inc.	5,023	91,253
Compass Group PLC (United Kingdom)*	258,700	5,232,788
Domino’s Pizza, Inc.	567	208,537
Everi Holdings, Inc.*	82,100	1,158,431
Flutter Entertainment PLC (Ireland)*	15,361	3,301,870
Hilton Grand Vacations, Inc.*	32,200	1,207,178
InterContinental Hotels Group PLC (United Kingdom), ADR*(a)	40,100	2,762,890
Jack in the Box, Inc.(a)	15,100	1,657,678
Marriott Vacations Worldwide Corp.*	9,400	1,637,292
Noodles & Co.*	91,900	951,165
Red Rock Resorts, Inc. (Class A Stock)*	57,200	1,864,148
Starbucks Corp.	2,786	304,426
Yum! Brands, Inc.	2,403	259,956
		23,390,725
Household Durables — 1.0%
D.R. Horton, Inc.	85,962	7,660,933
Haier Smart Home Co. Ltd. (China) (Class A Stock)	111,500	530,426
Lennar Corp. (Class A Stock)	70,490	7,135,703
Midea Group Co. Ltd. (China) (Class A Stock)	105,100	1,320,318
NVR, Inc.*	803	3,782,877
PulteGroup, Inc.	64,019	3,357,156
Sony Group Corp. (Japan)	133,340	14,046,985
Taylor Morrison Home Corp.*(a)	46,200	1,423,422
Toll Brothers, Inc.	58,617	3,325,342
TopBuild Corp.*	10,100	2,115,243
Tri Pointe Homes, Inc.*	58,100	1,182,916
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Whirlpool Corp.	7,251	$1,597,758
		47,479,079
Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	26,600	1,380,274
Clorox Co. (The)	1,593	307,258
Energizer Holdings, Inc.(a)	29,200	1,385,832
Kimberly-Clark Corp.	25,174	3,500,445
Procter & Gamble Co. (The)	58,145	7,874,577
Reckitt Benckiser Group PLC (United Kingdom)	3,159	283,520
Spectrum Brands Holdings, Inc.	36,351	3,089,835
Unicharm Corp. (Japan)	5,789	243,617
		18,065,358
Independent Power & Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. (Class A Stock)(a)	60,335	2,823,678
Clearway Energy, Inc. (Class C Stock)(a)	28,900	813,246
Sunnova Energy International, Inc.*(a)	27,600	1,126,632
Vistra Corp.	215,308	3,806,645
		8,570,201
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	1,367	296,735
Jardine Matheson Holdings Ltd. (Hong Kong)	41,735	2,731,342
Rheinmetall AG (Germany)	26,800	2,719,781
Roper Technologies, Inc.	13,585	5,479,374
Siemens AG (Germany)	94,600	15,537,706
		26,764,938
Insurance — 3.2%
Admiral Group PLC (United Kingdom)	7,402	317,735
AIA Group Ltd. (Hong Kong)	1,626,319	19,941,976
Allianz SE (Germany)	13,674	3,483,656
Allstate Corp. (The)	32,085	3,686,567
American Financial Group, Inc.	39,381	4,493,372
American International Group, Inc.	57,955	2,678,101
Arch Capital Group Ltd.*	38,589	1,480,660
Assicurazioni Generali SpA (Italy)	178,410	3,578,469
Assurant, Inc.	2,107	298,709
AXA SA (France)	511,103	13,727,630
Axis Capital Holdings Ltd.	27,439	1,360,151
Beazley PLC (United Kingdom)*	288,000	1,395,036
BRP Group, Inc. (Class A Stock)*	38,200	1,040,950
China Life Insurance Co. Ltd. (China) (Class H Stock)	361,000	752,960
Chubb Ltd.	1,638	258,755
Direct Line Insurance Group PLC (United Kingdom)	76,859	332,691
First American Financial Corp.	43,336	2,454,984
Globe Life, Inc.	16,886	1,631,694
Hannover Rueck SE (Germany)	27,197	4,971,534
James River Group Holdings Ltd.	20,100	916,962

A6

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Kemper Corp.	16,300	$1,299,436
Legal & General Group PLC (United Kingdom)	88,452	341,305
Marsh & McLennan Cos., Inc.	59,625	7,262,325
MetLife, Inc.	68,813	4,183,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	18,557	5,717,399
NN Group NV (Netherlands)	181,834	8,913,819
Old Republic International Corp.	249,919	5,458,231
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	139,900	1,678,804
Principal Financial Group, Inc.	73,229	4,390,811
Progressive Corp. (The)	51,480	4,922,003
Reinsurance Group of America, Inc.	12,664	1,596,297
RenaissanceRe Holdings Ltd. (Bermuda)	16,389	2,626,337
RSA Insurance Group PLC (United Kingdom)	85	798
Sampo OYJ (Finland) (Class A Stock)	82,500	3,721,158
Samsung Life Insurance Co. Ltd. (South Korea)	5,040	348,773
Swiss Life Holding AG (Switzerland)	5,589	2,749,450
Tokio Marine Holdings, Inc. (Japan)	121,099	5,768,919
Travelers Cos., Inc. (The)	26,507	3,986,653
W.R. Berkley Corp.	35,828	2,699,640
Willis Towers Watson PLC	1,393	318,830
Zurich Insurance Group AG (Switzerland)	25,864	11,042,202
		147,828,924
Interactive Media & Services — 1.5%
Adevinta ASA (France)*	110,697	1,635,881
Alphabet, Inc. (Class A Stock)*	9,039	18,643,118
Auto Trader Group PLC (United Kingdom), 144A*	28,623	218,680
Baidu, Inc. (China), ADR*	1,800	391,590
Facebook, Inc. (Class A Stock)*	75,291	22,175,458
IAC/InterActiveCorp*	11,278	2,439,544
JOYY, Inc. (China), ADR	5,500	515,515
Kakaku.com, Inc. (Japan)	12,724	347,968
Kakao Corp. (South Korea)	3,520	1,559,626
Kuaishou Technology (China), 144A*	10,500	370,071
Match Group, Inc.*	2,724	374,223
NAVER Corp. (South Korea)	4,918	1,652,376
QuinStreet, Inc.*	44,900	911,470
Rightmove PLC (United Kingdom)*	243,600	1,949,872
Tencent Holdings Ltd. (China)	187,300	14,895,078
Yandex NV (Russia) (Class A Stock)*(a)	14,870	952,572
Z Holdings Corp. (Japan)	343,465	1,715,107
		70,748,149
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. (China)*	14,600	411,556
Alibaba Group Holding Ltd. (China), ADR*	65,100	14,760,123
Amazon.com, Inc.*	8,247	25,516,878
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Chewy, Inc. (Class A Stock)*(a)	9,364	$793,224
Coupang, Inc. (South Korea)*(a)	6,200	305,970
Deliveroo Holdings PLC (United Kingdom) (Class A Stock), 144A*	100,000	396,279
Delivery Hero SE (Saudi Arabia), 144A*	12,489	1,622,294
eBay, Inc.	5,805	355,498
Etsy, Inc.*	14,995	3,024,042
HelloFresh SE (Germany)*	8,040	600,793
JD Health International, Inc. (China), 144A*	29,000	421,339
JD.com, Inc. (China), ADR*	28,030	2,363,770
JD.com, Inc. (China) (Class A Stock)*	16,700	695,191
Meituan (China) (Class B Stock), 144A*	65,100	2,539,243
MercadoLibre, Inc. (Argentina)*	2,973	4,376,672
Mercari, Inc. (Japan)*	40,051	1,824,743
Naspers Ltd. (South Africa) (Class N Stock)	13,426	3,228,836
Pinduoduo, Inc. (China), ADR*	6,660	891,641
Stamps.com, Inc.*	6,600	1,316,766
Trip.com Group Ltd. (China), ADR*	27,000	1,070,010
ZOZO, Inc. (Japan)	8,224	243,863
		66,758,731
IT Services — 2.4%
Accenture PLC (Class A Stock)	18,294	5,053,718
Adyen NV (Netherlands), 144A*	1,247	2,786,787
Afterpay Ltd. (Australia)*	23,067	1,806,539
Akamai Technologies, Inc.*	2,596	264,533
Alten SA (France)*	8,700	1,021,767
Amadeus IT Group SA (Spain)*	123,079	8,727,063
Atos SE (France)*	26,076	2,038,043
Automatic Data Processing, Inc.	1,697	319,834
Black Knight, Inc.*	29,209	2,161,174
Capgemini SE (France)	26,050	4,436,133
DXC Technology Co.*	38,689	1,209,418
Edenred (France)	80,467	4,206,427
Euronet Worldwide, Inc.*	7,200	995,760
ExlService Holdings, Inc.*	24,500	2,208,920
Fidelity National Information Services, Inc.	1,715	241,146
Fiserv, Inc.*	2,397	285,339
FleetCor Technologies, Inc.*	907	243,648
Fujitsu Ltd. (Japan)	28,800	4,175,283
Genpact Ltd.	46,693	1,999,394
GoDaddy, Inc. (Class A Stock)*	17,618	1,367,509
Infosys Ltd. (India)	49,111	920,573
Mastercard, Inc. (Class A Stock)	48,581	17,297,265
Nomura Research Institute Ltd. (Japan)	84,181	2,612,069
Obic Co. Ltd. (Japan)	32,796	6,019,269
Otsuka Corp. (Japan)	4,281	200,506
Paychex, Inc.	2,962	290,335
PayPal Holdings, Inc.*	19,873	4,825,959
Tech Mahindra Ltd. (India)	32,267	440,070
Twilio, Inc. (Class A Stock)*	8,657	2,949,959
VeriSign, Inc.*	1,075	213,667
Verra Mobility Corp.*(a)	118,400	1,602,544

A7

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	106,220	$22,489,961
Western Union Co. (The)	14,445	356,214
Wix.com Ltd. (Israel)*	6,654	1,857,930
WNS Holdings Ltd. (India), ADR*	25,200	1,825,488
Worldline SA (France), 144A*	26,880	2,256,728
		111,706,972
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	3,060	218,847
Brunswick Corp.	16,540	1,577,420
Mattel, Inc.*	84,400	1,681,248
		3,477,515
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc. (Class A Stock)*	9,346	5,338,155
Bruker Corp.	38,187	2,454,660
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class H Stock), 144A*	20,600	409,318
Lonza Group AG (Switzerland)	5,008	2,807,218
Mettler-Toledo International, Inc.*	223	257,719
PerkinElmer, Inc.	8,122	1,041,971
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	51,600	981,781
PRA Health Sciences, Inc.*	14,034	2,151,833
Quanterix Corp.*	20,700	1,210,329
Sartorius Stedim Biotech (France)	6,527	2,693,522
Thermo Fisher Scientific, Inc.	6,567	2,997,047
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	56,100	1,112,666
		23,456,219
Machinery — 2.0%
AGCO Corp.	17,244	2,477,101
Airtac International Group (China)	26,000	922,685
Allison Transmission Holdings, Inc.	5,941	242,571
Atlas Copco AB (Sweden) (Class A Stock)	170,642	10,398,072
Caterpillar, Inc.	11,237	2,605,523
Columbus McKinnon Corp.	43,900	2,316,164
Crane Co.	8,800	826,408
Cummins, Inc.	7,343	1,902,645
Deere & Co.	8,499	3,179,816
Epiroc AB (Sweden) (Class A Stock)	251,900	5,710,673
FANUC Corp. (Japan)	49,200	11,713,232
IDEX Corp.	1,275	266,883
Illinois Tool Works, Inc.	21,992	4,871,668
Interpump Group SpA (Italy)	67,400	3,415,886
ITT, Inc.	24,700	2,245,477
Kone OYJ (Finland) (Class B Stock)	68,754	5,612,374
MINEBEA MITSUMI, Inc. (Japan)	223,800	5,757,218
MISUMI Group, Inc. (Japan)	229,600	6,687,421
Nabtesco Corp. (Japan)	31,000	1,422,592
OSG Corp. (Japan)	55,600	990,406
Otis Worldwide Corp.	3,859	264,149
Rational AG (Germany)	333	258,752
Schindler Holding AG (Switzerland)	1,930	553,237
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	17,885	$5,257,681
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	36,800	481,243
SMC Corp. (Japan)	336	195,641
Stanley Black & Decker, Inc.	9,066	1,810,208
Techtronic Industries Co. Ltd. (Hong Kong)	166,173	2,851,321
TNT Crane & Rigging, Inc.	203	2,639
Volvo AB (Sweden) (Class B Stock)*(a)	122,758	3,114,793
Welbilt, Inc.*	119,900	1,948,375
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	219,400	694,875
		90,997,729
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	4,323	10,057,882
Media — 0.4%
Cable One, Inc.	1,064	1,945,375
Charter Communications, Inc. (Class A Stock)*	4,413	2,722,909
Comcast Corp. (Class A Stock)	47,665	2,579,153
Discovery, Inc. (Class A Stock)*(a)	65,369	2,840,937
Interpublic Group of Cos., Inc. (The)	15,634	456,513
Liberty Broadband Corp. (Class C Stock)*	14,716	2,209,607
Nexstar Media Group, Inc. (Class A Stock)	8,800	1,235,784
Omnicom Group, Inc.	5,352	396,851
Schibsted ASA (Norway) (Class B Stock)*	68,400	2,444,890
TechTarget, Inc.*	7,400	513,930
ViacomCBS, Inc. (Class B Stock)	57,186	2,579,089
		19,925,038
Metals & Mining — 2.1%
Agnico Eagle Mines Ltd. (Canada)	4,419	255,463
Anglo American PLC (South Africa)	399,411	15,727,111
AngloGold Ashanti Ltd. (Tanzania)	22,110	484,817
ArcelorMittal SA (Luxembourg)*	161,765	4,710,415
Barrick Gold Corp. (Canada)	185,748	3,684,808
BHP Group PLC (Australia)	700,190	20,238,622
Commercial Metals Co.(a)	65,700	2,026,188
Evolution Mining Ltd. (Australia)	384,270	1,205,572
Ferroglobe PLC^	44,100	—
First Quantum Minerals Ltd. (Zambia)	47,444	904,181
Fortescue Metals Group Ltd. (Australia)	529,785	8,086,438
Franco-Nevada Corp. (Canada)	24,189	3,031,372
Freeport-McMoRan, Inc.*	78,617	2,588,858
Glencore PLC (Australia)*	1,509,881	5,948,009
Impala Platinum Holdings Ltd. (South Africa)	126,453	2,349,038
Kirkland Lake Gold Ltd. (Canada)	76,907	2,597,225
Newmont Corp.	227,816	13,730,470
POSCO (South Korea)	5,737	1,631,023
Rio Tinto PLC (Australia)	62,219	4,764,048

A8

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Southern Copper Corp. (Peru)	21,479	$1,457,780
Vale SA (Brazil), ADR	35,714	620,709
Wheaton Precious Metals Corp. (Brazil)	7,075	270,232
		96,312,379
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	37,261	624,494
Redwood Trust, Inc.	111,500	1,160,715
Starwood Property Trust, Inc.	12,509	309,473
		2,094,682
Multiline Retail — 0.4%
Dollar General Corp.	37,137	7,524,699
Dollar Tree, Inc.*	20,891	2,391,184
Pan Pacific International Holdings Corp. (Japan)	13,954	329,345
Target Corp.	33,624	6,659,906
		16,905,134
Multi-Utilities — 0.4%
Dominion Energy, Inc.	39,018	2,963,807
MDU Resources Group, Inc.	29,200	923,012
Public Service Enterprise Group, Inc.	4,491	270,403
RWE AG (Germany)	213,852	8,407,976
Sempra Energy	41,733	5,532,961
		18,098,159
Oil, Gas & Consumable Fuels — 1.7%
BP PLC (United Kingdom)	2,322,570	9,422,312
California Resources Corp.*	11,128	267,740
Chevron Corp.	51,677	5,415,233
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,796,000	1,492,668
Clean Energy Fuels Corp.*(a)	64,400	884,856
CNX Resources Corp.*	98,600	1,449,420
Denbury, Inc.*	1,494	71,548
Devon Energy Corp.	86,999	1,900,928
ENEOS Holdings, Inc. (Japan)	943,548	4,286,679
EQT Corp.*	88,606	1,646,299
Exxon Mobil Corp.	6,357	354,911
Galp Energia SGPS SA (Portugal)	154,900	1,806,367
Idemitsu Kosan Co. Ltd. (Japan)	107,149	2,766,901
Kinder Morgan, Inc.	20,675	344,239
LUKOIL PJSC (Russia)	14,357	1,162,008
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	104,900	1,204,252
Marathon Petroleum Corp.	5,075	271,462
Neste OYJ (Finland)	34,931	1,853,815
Novatek PJSC (Russia), GDR	2,033	401,966
OMV AG (Austria)	70,929	3,587,985
Petroleo Brasileiro SA (Brazil)	258,100	1,099,137
Phillips 66	3,725	303,736
Pioneer Natural Resources Co.	13,772	2,187,269
Reliance Industries Ltd. (India)	114,709	3,158,932
Reliance Industries Ltd. (India), 144A, GDR	67,500	3,736,356
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	218,336	$4,242,076
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	87,900	3,237,357
TOTAL SE (France)(a)	361,608	16,870,319
Valero Energy Corp.	5,560	398,096
Williams Cos., Inc. (The)	83,867	1,986,809
		77,811,676
Paper & Forest Products — 0.1%
Mondi PLC (United Kingdom)	149,240	3,819,333
Suzano SA (Brazil)*	94,200	1,151,591
UPM-Kymmene OYJ (Finland)	8,988	323,058
		5,293,982
Personal Products — 0.1%
Herbalife Nutrition Ltd.*	5,513	244,557
Kao Corp. (Japan)	45,275	2,993,299
LG Household & Health Care Ltd. (South Korea)	391	543,653
Natura & Co. Holding SA (Brazil)*	113,294	966,752
Nu Skin Enterprises, Inc. (Class A Stock)	24,364	1,288,612
Pola Orbis Holdings, Inc. (Japan)	16,210	391,516
		6,428,389
Pharmaceuticals — 2.0%
Arvinas, Inc.*	15,000	991,500
Astellas Pharma, Inc. (Japan)	25,426	392,080
AstraZeneca PLC (United Kingdom)	40,674	4,065,829
AstraZeneca PLC (United Kingdom), ADR(a)	144,458	7,182,452
Bayer AG (Germany)	89,717	5,688,742
Bristol-Myers Squibb Co.	66,093	4,172,451
Chugai Pharmaceutical Co. Ltd. (Japan)	4,982	202,516
Dechra Pharmaceuticals PLC (United Kingdom)	31,500	1,494,391
Eli Lilly & Co.	18,342	3,426,652
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	80,000	385,842
Horizon Therapeutics PLC*	33,548	3,087,758
Jazz Pharmaceuticals PLC*	24,952	4,101,360
Nektar Therapeutics*(a)	47,000	940,000
Novartis AG (Switzerland)	107,330	9,168,863
Recordati Industria Chimica e Farmaceutica SpA (Italy)	8,221	443,149
Richter Gedeon Nyrt (Hungary)	11,954	352,585
Roche Holding AG (Switzerland)	73,431	23,730,726
Royalty Pharma PLC (Class A Stock)(a)	5,624	245,319
Sanofi (France)	168,053	16,619,837
Takeda Pharmaceutical Co. Ltd. (Japan)	63,600	2,297,348
UCB SA (Belgium)	33,702	3,212,505
Zoetis, Inc.	18,017	2,837,317
		95,039,222

A9

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 0.9%
ASGN, Inc.*	34,600	$3,302,224
Booz Allen Hamilton Holding Corp.	7,371	593,587
CRA International, Inc.	39,900	2,978,136
Experian PLC (United Kingdom)	217,360	7,497,253
ICF International, Inc.	22,500	1,966,500
Insperity, Inc.	29,000	2,428,460
Recruit Holdings Co. Ltd. (Japan)	316,416	15,539,303
RELX PLC (United Kingdom)	10,470	262,072
SGS SA (Switzerland)	104	295,911
Teleperformance (France)	14,500	5,297,533
Verisk Analytics, Inc.	1,227	216,799
		40,377,778
Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	970,800	686,299
CK Asset Holdings Ltd. (Hong Kong)	619,634	3,779,352
Henderson Land Development Co. Ltd. (Hong Kong)	732,057	3,301,314
Hongkong Land Holdings Ltd. (Hong Kong)	483,052	2,375,085
Jones Lang LaSalle, Inc.*	8,700	1,557,648
Longfor Group Holdings Ltd. (China), 144A	75,000	499,586
Mitsubishi Estate Co. Ltd. (Japan)	125,800	2,200,590
Mitsui Fudosan Co. Ltd. (Japan)	92,000	2,093,703
Realogy Holdings Corp.*	73,100	1,106,003
Sino Land Co. Ltd. (Hong Kong)	1,152,533	1,609,573
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	301,087	2,280,823
UOL Group Ltd. (Singapore)	231,348	1,360,447
Vonovia SE (Germany)	174,916	11,435,684
		34,286,107
Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	17,000	1,972,850
Canadian Pacific Railway Ltd. (Canada)	11,000	4,201,480
East Japan Railway Co. (Japan)	2,469	175,147
Landstar System, Inc.	4,557	752,178
Old Dominion Freight Line, Inc.	24,785	5,958,562
Rumo SA (Brazil)*	100,100	358,348
Schneider National, Inc. (Class B Stock)	154,944	3,868,952
Uber Technologies, Inc.*	40,304	2,196,971
Union Pacific Corp.	43,568	9,602,823
		29,087,311
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.	18,300	1,997,811
Advanced Micro Devices, Inc.*	27,979	2,196,351
ASML Holding NV (Netherlands)	52,089	32,062,350
Cirrus Logic, Inc.*	14,300	1,212,497
CMC Materials, Inc.	6,900	1,219,851
eMemory Technology, Inc. (Taiwan)	32,000	1,000,098
Enphase Energy, Inc.*	21,429	3,474,927
Entegris, Inc.	34,168	3,819,982
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
First Solar, Inc.*(a)	13,076	$1,141,535
FormFactor, Inc.*	30,800	1,389,388
Infineon Technologies AG (Germany)	66,700	2,844,751
KLA Corp.	12,197	4,029,889
Lam Research Corp.	28,128	16,742,911
Lasertec Corp. (Japan)	25,200	3,347,231
MACOM Technology Solutions Holdings, Inc.*	15,200	881,904
Marvell Technology Group Ltd.	57,973	2,839,518
MediaTek, Inc. (Taiwan)	88,000	3,006,364
Micron Technology, Inc.*	130,510	11,512,287
Monolithic Power Systems, Inc.	3,226	1,139,455
NVIDIA Corp.	29,541	15,772,826
NXP Semiconductors NV (Netherlands)	33,300	6,704,622
ON Semiconductor Corp.*	118,329	4,923,670
Realtek Semiconductor Corp. (Taiwan)	35,000	611,029
Renesas Electronics Corp. (Japan)*	199,477	2,190,772
Semtech Corp.*	17,900	1,235,100
Silergy Corp. (China)	3,000	245,069
SK Hynix, Inc. (South Korea)	26,931	3,184,845
SMART Global Holdings, Inc.*(a)	11,200	515,424
SolarEdge Technologies, Inc.*	9,362	2,691,013
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	821,000	17,093,954
Tokyo Electron Ltd. (Japan)	19,528	8,362,972
Universal Display Corp.	808	191,310
Xilinx, Inc.	2,342	290,174
		159,871,880
Software — 2.7%
2U, Inc.*(a)	15,200	581,096
Adobe, Inc.*	35,419	16,837,130
ANSYS, Inc.*	7,157	2,430,231
Aspen Technology, Inc.*	1,960	282,887
Avalara, Inc.*	11,024	1,470,932
Cadence Design Systems, Inc.*	20,275	2,777,472
Cerence, Inc.*(a)	15,900	1,424,322
Check Point Software Technologies Ltd. (Israel)*(a)	4,764	533,425
Citrix Systems, Inc.	4,452	624,883
Constellation Software, Inc. (Canada)	293	409,188
Cornerstone OnDemand, Inc.*	22,800	993,624
Coupa Software, Inc.*	9,557	2,432,065
Digital Turbine, Inc.*	27,700	2,225,972
Five9, Inc.*(a)	17,072	2,668,866
HubSpot, Inc.*	4,903	2,226,992
LivePerson, Inc.*	31,100	1,640,214
Manhattan Associates, Inc.*	2,547	298,967
Microsoft Corp.	156,357	36,864,290
New Relic, Inc.*	21,800	1,340,264
Nice Ltd. (Israel)*	13,463	2,894,751
Nice Ltd. (Israel), ADR*(a)	23,500	5,122,295
NortonLifeLock, Inc.	16,384	348,324
Oracle Corp.	62,542	4,388,572
Oracle Corp. (Japan)	27,582	2,698,768
Paycom Software, Inc.*	653	241,649
Rapid7, Inc.*	15,100	1,126,611

A10

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Sailpoint Technologies Holdings, Inc.*(a)	48,100	$2,435,784
salesforce.com, Inc.*	26,103	5,530,443
SAP SE (Germany)	74,530	9,148,249
Synopsys, Inc.*	12,939	3,206,025
Telos Corp.*(a)	35,200	1,334,784
Temenos AG (Switzerland)	20,520	2,961,072
Tenable Holdings, Inc.*	44,400	1,606,614
Varonis Systems, Inc.*	47,100	2,418,114
VMware, Inc. (Class A Stock)*(a)	8,837	1,329,527
		124,854,402
Specialty Retail — 1.2%
Academy Sports & Outdoors, Inc.*(a)	31,000	836,690
Advance Auto Parts, Inc.	12,115	2,222,981
Best Buy Co., Inc.	47,290	5,429,365
Carvana Co.*(a)	9,121	2,393,350
Children’s Place, Inc. (The)*(a)	13,600	947,920
China Yongda Automobiles Services Holdings Ltd. (China)	240,000	440,575
Container Store Group, Inc. (The)*	54,500	906,880
Dick’s Sporting Goods, Inc.(a)	81,036	6,170,892
Floor & Decor Holdings, Inc. (Class A Stock)*	29,401	2,807,208
Home Depot, Inc. (The)	36,517	11,146,814
Industria de Diseno Textil SA (Spain)	8,990	296,446
L Brands, Inc.*	58,942	3,646,152
Lithia Motors, Inc. (Class A Stock)	8,300	3,237,747
Lowe’s Cos., Inc.	23,860	4,537,695
Murphy USA, Inc.	13,600	1,966,016
Nitori Holdings Co. Ltd. (Japan)	1,681	326,166
O’Reilly Automotive, Inc.*	4,325	2,193,856
Ross Stores, Inc.	1,154	138,376
Shimamura Co. Ltd. (Japan)	27,611	3,192,240
TJX Cos., Inc. (The)	7,689	508,627
USS Co. Ltd. (Japan)	143,588	2,817,270
		56,163,266
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	294,031	35,915,887
HP, Inc.	6,273	199,168
Logitech International SA (Switzerland)	27,119	2,836,292
Pure Storage, Inc. (Class A Stock)*(a)	71,300	1,535,802
Samsung Electronics Co. Ltd. (South Korea)	184,530	13,329,450
		53,816,599
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)*	1,394	435,543
Columbia Sportswear Co.	12,100	1,278,123
Crocs, Inc.*	21,600	1,737,720
Deckers Outdoor Corp.*	6,100	2,015,562
G-III Apparel Group Ltd.*	42,800	1,289,992
Hermes International (France)	292	323,576
Kering SA (France)	375	259,115
Li Ning Co. Ltd. (China)	176,000	1,151,523
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	31,108	$20,760,689
Moncler SpA (Italy)*	6,695	383,770
NIKE, Inc. (Class B Stock)	2,190	291,029
Shenzhou International Group Holdings Ltd. (China)	45,300	948,703
Steven Madden Ltd.	31,755	1,183,191
Tapestry, Inc.*	23,000	947,830
Wolverine World Wide, Inc.	45,100	1,728,232
		34,734,598
Thrifts & Mortgage Finance — 0.3%
Bridgewater Bancshares, Inc.*	72,400	1,169,260
Essent Group Ltd.	99,704	4,734,943
Housing Development Finance Corp. Ltd. (India)	86,850	2,984,779
MGIC Investment Corp.	366,534	5,076,496
		13,965,478
Tobacco — 0.3%
Altria Group, Inc.	92,060	4,709,790
Imperial Brands PLC (United Kingdom)	130,142	2,689,047
Philip Morris International, Inc.	41,225	3,658,306
Swedish Match AB (Sweden)	36,884	2,879,996
		13,937,139
Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Ireland)*	75,800	4,452,492
Applied Industrial Technologies, Inc.	21,600	1,969,272
Fastenal Co.	4,006	201,422
Ferguson PLC	38,214	4,560,495
Fly Leasing Ltd. (India), ADR*	63,300	1,066,605
ITOCHU Corp. (Japan)	509,004	16,522,862
MSC Industrial Direct Co., Inc. (Class A Stock)	4,212	379,880
United Rentals, Inc.*	8,010	2,637,773
		31,790,801
Transportation Infrastructure — 0.0%
Auckland International Airport Ltd. (New Zealand)*	232,300	1,269,135
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	57,400	362,101
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	22,935	407,319
		2,038,555
Water Utilities — 0.0%
American Water Works Co., Inc.	1,744	261,460
Wireless Telecommunication Services — 0.6%
Bharti Airtel Ltd. (India)	177,629	1,263,319
Safaricom PLC (Kenya)	6,298,100	2,088,866
SoftBank Group Corp. (Japan)	110,635	9,437,443
T-Mobile US, Inc.*	104,439	13,085,162

A11

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	2,135,905	$3,900,677
		29,775,467

Total Common Stocks (cost $2,294,834,602)		2,788,815,192
Exchange-Traded Funds — 0.1%
iShares MSCI EAFE Min. Vol. Factor ETF	1,948	142,184
iShares MSCI Emerging Markets ETF(a)	54,000	2,880,360
iShares MSCI USA Min. Vol. Factor ETF(a)	3,836	265,413

Total Exchange-Traded Funds (cost $3,302,724)		3,287,957
Preferred Stocks — 0.5%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	62,300	419,491
Automobiles — 0.4%
Porsche Automobil Holding SE (Germany) (PRFC)	165,315	17,557,462
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	111,202	526,311
Itau Unibanco Holding SA (Brazil) (PRFC)	309,048	1,534,630
		2,060,941
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	5,439	2,716,785
Metals & Mining — 0.0%
Murray Energy Corp.^	201	25,125

Total Preferred Stocks (cost $14,642,283)		22,779,804

	Units
Rights* — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile), expiring 04/19/21	3,239	10,041
Gas Utilities — 0.0%
Snam SpA (Italy), expiring 04/08/21	47,601	49

Total Rights (cost $0)		10,090
Warrants* — 0.0%
Machinery — 0.0%
TNT Crane & Rigging, Inc., expiring 10/16/25	359	—
	Units	Value

Warrants* (continued)
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., expiring 10/27/24	124	$564

Total Warrants (cost $1,199)		564

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
Automobiles — 0.0%
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	600	599,599
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	741,884
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.756%(c)	04/10/31	69	69,016
			1,410,499
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	400	400,316
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	22	22,138
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	523	529,135
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	41	40,685
Series 2019-P01, Class A, 144A
2.940%	07/15/26	114	114,059
Series 2019-P02, Class A, 144A
2.470%	10/15/26	224	225,358
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	297	299,317
Series 2020-01A, Class A, 144A
2.240%	03/15/30	158	158,013
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	328	330,954
Upstart Securitization Trust,
Series 2021-01, Class A, 144A
0.870%	03/20/31	167	167,363
			2,287,338
Other — 0.2%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	982	973,988

A12

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2020-01A, Class A, 144A
3.351%	01/16/40	697	$695,828
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	952	949,467
CF Hippolyta LLC,
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	630	627,837
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	706	705,583
Nationstar HECM Loan Trust,
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	273	273,626
Series 2020-01A, Class A1, 144A
1.269%(cc)	09/25/30	1,512	1,514,877
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,277	1,267,019
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,032	1,022,202
			8,030,427
Residential Mortgage-Backed Securities — 0.1%
Finance of America HECM Buyout,
Series 2021-HB01, Class A, 144A
0.875%(cc)	02/25/31	784	784,199
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	367	386,081
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	845	876,066
Series 2019-01, Class A1, 144A
3.735%(cc)	03/25/58	336	355,859
Series 2020-04, Class A1, 144A
1.750%	10/25/60	706	716,788
VCAT LLC,
Series 2021-NPL01, Class A1, 144A
2.289%	12/26/50	737	738,125
			3,857,118

Total Asset-Backed Securities (cost $15,525,802)			15,585,382
Bank Loans — 1.3%
Advertising — 0.0%
ABG Intermediate Holdings LLC,
First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	09/27/24	30	29,838
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.250%
6.000%(c)	10/28/27	189	189,017
AppLovin Corp.,
Term Loan
—%(p)	08/15/25	275	274,558
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Advertising (cont’d.)
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.604%(c)	02/05/27	125	$123,906
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
2.609%(c)	11/08/24	227	220,701
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
3.609%(c)	12/17/26	420	415,873
			1,253,893
Aerospace & Defense — 0.0%
ADS Tactical, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	03/04/26^	125	123,125
AI Convoy Luxembourg Sarl (Luxembourg),
Facility B USD, 6 Month LIBOR + 3.500%
4.500%(c)	01/18/27	188	187,718
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%
3.703%(c)	04/06/26	109	105,226
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%
3.703%(c)	04/06/26	58	56,573
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	05/30/25	124	121,351
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	12/09/25	543	530,901
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	04/30/25	152	147,946
			1,272,840
Airlines — 0.0%
AAdvantage Loyalty IP Ltd.,
Term Loan
—%(p)	04/20/28	210	214,613
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	180	188,820
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/17/24	63	64,009
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/11/26	138	133,901
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/21/27	200	212,333
			813,676
Apparel — 0.0%
Samsonite IP Holdings Sarl,
2020 Incremental Tranche B Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	04/25/25	99	100,121

A13

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Auto Manufacturers — 0.0%
CTOS LLC,
Term Loan B, 3 Month LIBOR + 4.250%
4.359%(c)	04/18/25	118	$117,622
Auto Parts & Equipment — 0.0%
Truck Hero, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	01/29/28	100	99,804
Beverages — 0.0%
Triton Water Holdings, Inc.,
Term Loan
—%(p)	03/31/28	155	154,308
Biotechnology — 0.0%
Aldevron LLC,
Term Loan B, 1 Month LIBOR + 3.250%
4.250%(c)	10/12/26	253	252,165
Building Materials — 0.0%
API Group, Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	10/01/26	70	69,418
Initial Term Loan, 1 Month LIBOR + 2.500%
2.609%(c)	10/01/26	123	122,975
Big Ass Fans LLC,
Repricing Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	05/21/24	25	24,771
Ingersoll-Rand Services Co.,
2020 Spinco Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	03/01/27	124	122,203
LEB Holdings USA, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	11/02/27	55	54,931
			394,298
Chemicals — 0.0%
Aruba Investments Holdings LLC,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	11/24/27^	70	70,000
Chemours Co. (The),
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
1.860%(c)	04/03/25	121	118,606
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
2.609%(c)	05/07/25^	120	117,183
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%
3.740%(c)	07/01/26	59	58,913
INEOS U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	01/29/26	235	233,943
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
2.860%(c)	10/01/25	338	332,141
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
3.625%(c)	10/14/24	220	216,131
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Chemicals (cont’d.)
SCIH Salt Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	03/16/27	124	$124,114
WR Grace & Co-Conn,
Term B1 Loan, 3 Month LIBOR + 1.750%
1.953%(c)	04/03/25	27	26,688
Term B-2 Loan, 3 Month LIBOR + 1.750%
1.953%(c)	04/03/25	46	45,751
			1,343,470
Coal — 0.0%
Oxbow Carbon LLC,
First Lien Term Loan B, 1 Month LIBOR + 4.250%
5.000%(c)	10/17/25	39	39,073
Commercial Services — 0.1%
Adtalem Global Education, Inc.,
Term Loan
—%(p)	02/12/28	150	148,375
AlixPartners LLP,
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	02/04/28	130	129,458
Amentum Government Services Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	01/31/27	149	147,013
First Lien Tranche 2 Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	01/29/27	50	49,938
American Residential Services LLC,
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	10/15/27	80	79,600
APX Group, Inc.,
Term Loan, 1 Month LIBOR + 5.000%/PRIME + 4.000%
6.179%(c)	12/31/25	35	34,795
AVSC Holding Corp.,
Term Loan B2 - Non-PIK, 3 Month LIBOR + 5.500%
6.500%(c)	10/15/26	124	112,199
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.625%(c)	08/15/25	121	120,803
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	02/09/26	183	179,491
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	26	25,633
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23	5	5,193
Creative Artists Agency LLC,
Incremental Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	11/27/26	123	122,049
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
3.962%(c)	08/03/26	134	133,389
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	12/22/23	168	167,737

A14

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%
1.950%(c)	08/11/25	137	$133,631
Franchise Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	03/10/26	140	140,175
Gems Menasa Cayman Ltd. (United Arab Emirates),
Facility B, 3 Month LIBOR + 5.000%
6.000%(c)	07/30/26^	199	197,697
Intermediate Dutch Holdings (Netherlands),
Tranche B-1 Term Loan, 1 - 3 Month LIBOR + 4.000%
4.103%(c)	02/05/28	75	74,662
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	07/03/24^	96	93,871
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
4.750%(c)	02/21/25	427	416,936
Learning Care Group US No. 2, Inc.,
2020 Incremental Term Loan, 3 - 6 Month LIBOR + 8.500%
9.500%(c)	03/13/25^	55	54,587
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	03/13/25	82	80,698
Midas Intermediate Holdco II LLC,
Term B Loan, 3 Month LIBOR + 6.750%
7.500%(c)	12/22/25	60	61,346
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	155	154,572
Rent-A-Center Inc,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	02/17/28	90	90,300
Sabert Corp.,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/10/26	169	168,719
Sotheby’s,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	01/15/27	115	115,781
SPIN HOLDCO INC,
Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	03/04/28	360	356,760
Travelport Finance Sarl (Luxembourg),
Term Loan
—%(p)	05/30/26	163	131,921
Term Loan Non-PIK, 3 Month LIBOR + 8.000%
9.000%(c)	02/28/25	125	127,591
Verscend Holding Corp.,
Term Loan
—%(p)	08/27/25^	125	124,687
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	123	122,174
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/15/23	30	29,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
WaterBridge Midstream Operating LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 5.750%
6.750%(c)	06/22/26	123	$116,353
			4,247,781
Computers — 0.0%
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	11/03/23	159	140,558
Imprivata, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.250%(c)	12/01/27	105	104,628
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.859%(c)	09/30/24	241	240,737
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/01/28	205	204,461
Term Loan
—%(p)	02/24/28	360	359,833
			1,050,217
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.109%(c)	06/11/26^	183	181,468
IAA, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	06/29/26	120	119,560
Resideo Funding, Inc.,
New Term Loan B, 3 Month LIBOR + 2.250%
2.750%(c)	02/11/28	60	59,850
			360,878
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.500%(c)	01/15/25	116	115,213
Blucora, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	05/22/24^	138	137,444
Citadel Securities LP,
2021 Term Loan, 3 Month LIBOR + 2.500%
2.615%(c)	02/02/28	345	340,903
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	149	148,937
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	07/03/24	100	98,497
Orion Advisor Solutions, Inc.,
First Amendment Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	09/24/27^	70	69,650
RPI Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/11/27	216	215,695

A15

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Diversified Financial Services (cont’d.)
Russell Investments US Institutional Holdco, Inc.,
Term Loan, 6 Month LIBOR + 3.000%
4.000%(c)	06/01/23	121	$120,617
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.110%(c)	03/01/26	283	282,119
			1,529,075
Electric — 0.0%
Exgen Renewables IV LLC,
Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	12/15/27	100	99,875
Granite Generation LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.750%
4.750%(c)	11/09/26	104	103,528
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
6.500%(c)	11/13/21^	92	85,487
Hamilton Projects Acquiror LLC,
Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	06/17/27	144	144,128
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	98	77,213
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	6	4,355
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	12/03/25	67	65,547
PG&E Corp.,
Term Loan B, 3 Month LIBOR + 3.000%
3.500%(c)	06/23/25	213	212,987
Pike Corp.,
2028 Term Loan, 3 Month LIBOR + 3.000%
3.130%(c)	01/21/28	90	89,695
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 1.750%
1.858%(c)	12/31/25	249	247,201
			1,130,016
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.750%(c)	12/22/27	80	79,675
Electronics — 0.0%
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
2.615%(c)	09/30/24	110	109,267
Energy-Alternate Sources — 0.0%
Array Technologies, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	10/14/27	124	124,034
Natgasoline LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%
3.625%(c)	11/14/25^	103	101,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Energy-Alternate Sources (cont’d.)
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	12/09/21^	155	$153,202
			379,104
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/21/24	284	278,873
Hamilton HoldCo LLC (Australia),
Term Loan B, 3 Month LIBOR + 2.000%
2.210%(c)	01/04/27	122	121,410
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	35	39,725
Rockwood Service Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	01/23/27	190	190,184
Ventia Deco LLC (Australia),
2019 Refinancing Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	05/21/26	124	123,630
VM Consolidated, Inc.,
First Lien Term Loan B, 3 Month LIBOR + 3.250%
3.445%(c)	03/19/28	176	175,666
			929,488
Entertainment — 0.1%
Allen Media LLC,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.703%(c)	02/10/27	293	292,261
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 (USD) Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	420	414,444
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	02/15/24	29	28,208
Aristocrat International Pty Ltd. (Australia),
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/19/24	35	34,824
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
1.973%(c)	10/19/24	77	76,819
CCM Merger, Inc.,
Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	11/04/25	60	59,670
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan Non-PIK, 6 Month LIBOR + 2.500%
3.500%(c)	02/28/25	198	168,443
Initial Term B-1 Loan - Non-PIK
7.000%	05/23/24	43	54,284
Second Amendment Dollar Tranche Term Loan Non-PIK, 3 Month LIBOR + 2.750%
3.750%(c)	09/30/26	123	104,251

A16

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
3.750%(c)	10/21/24	335	$330,805
GVC Holdings PLC (United Kingdom),
Facility B-3 (USD), 6 Month LIBOR + 2.000%
3.000%(c)	03/29/24	112	111,271
Herschend Entertainment Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	08/19/25^	50	50,496
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.609%(c)	05/29/26	70	69,691
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.000%(c)	10/15/25	87	86,916
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	152	148,670
SMG US Midco 2, Inc.,
2020 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.500%
2.660%(c)	01/23/25	74	70,010
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.703%(c)	07/10/25	172	171,976
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	94	100,770
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 3.000%
3.750%(c)	04/29/26	49	48,881
			2,422,690
Environmental Control — 0.0%
Environmental Resources Management, Inc.,
First Lien Initial Term B-1 Loan, 1 Month LIBOR + 3.500%
3.609%(c)	07/10/26	123	121,891
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	03/31/25	151	149,036
			270,927
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	03/11/25	233	230,001
Foods — 0.0%
B&G Foods, Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
2.609%(c)	10/10/26	100	99,813
Bellring Brands LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	10/21/24	126	126,845
Chobani LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	10/20/27	149	149,026
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods (cont’d.)
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.359%(c)	01/29/27	139	$136,887
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	05/01/26	250	247,838
Saffron Borrowco LLC,
Term B Loan, 1 Month LIBOR + 6.750%
6.859%(c)	06/20/25^	59	58,569
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.250%(c)	09/23/27	116	115,468
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	09/13/26	123	120,547
Utz Quality Foods LLC,
2021 New Term Loans, 1 Month LIBOR + 3.000%
3.109%(c)	01/20/28	40	39,822
			1,094,815
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	09/07/27	130	128,980
Clearwater Paper Corp.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.156%(c)	07/26/26^	32	32,232
Neenah Paper, Inc.,
Term Loan
—%(p)	03/18/28^	60	59,850
			221,062
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Incremental B-4 Dollar Term Loan, 1 Month LIBOR + 2.250%
3.250%(c)	11/08/27	105	104,685
CPI Holdco LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 4.000%
4.109%(c)	11/04/26	29	29,707
Maravai Intermediate Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	10/19/27	129	129,137
			263,529
Healthcare-Services — 0.0%
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	01/08/27	213	213,396
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	08/12/26	123	122,359
Global Medical Response,
2020 Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	10/02/25	100	99,438

A17

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.865%(c)	11/17/25	152	$151,467
MED ParentCo LP,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	08/31/26	12	11,738
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	08/31/26	47	46,806
Second Lien Term Loan, 3 Month LIBOR + 8.250%
8.398%(c)	08/30/27	40	39,667
Pluto Acquisition I, Inc.,
Term Loan
—%(p)	06/20/26^	100	99,501
PPD, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.750%(c)	01/13/28	185	184,017
U.S. Radiology Specialists, Inc.,
Closing Date Term Loan, 3 Month LIBOR + 5.500%
6.250%(c)	12/15/27	65	64,886
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	06/24/24	92	90,521
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.125%(c)	06/26/26	291	288,980
			1,412,776
Home Furnishings — 0.0%
Mattress Firm, Inc.,
Term Loan, 1 - 6 Month LIBOR + 5.250%
6.250%(c)	11/24/27^	63	64,009
Weber-Stephen Products LLC,
Initial Term B Loan, 3 Month LIBOR + 3.250%
4.000%(c)	10/30/27	100	99,604
			163,613
Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
4.250%(c)	12/22/26	105	103,101
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/04/27	217	216,030
			319,131
Insurance — 0.1%
Acrisure LLC,
Term Loan B 2020, 3 Month LIBOR + 3.500%
3.703%(c)	02/15/27	397	391,464
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.250%
3.359%(c)	05/09/25	474	467,492
Amerilife Holdings LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
4.109%(c)	03/18/27^	174	173,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance (cont’d.)
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	110	$108,902
AssuredPartners, Inc.,
2020 February Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	02/12/27	94	92,699
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/24	198	197,098
New B-8 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	12/23/26	533	529,535
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	07/31/27	135	133,931
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/23	111	110,769
Second Lien Term Loan B-3, 1 Month LIBOR + 5.250%
5.359%(c)	01/31/28	220	223,795
HUB International Ltd.,
B-3 Incremental term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	04/25/25	124	123,298
Initial Term Loan, 3 Month LIBOR + 2.750%
2.965%(c)	04/25/25	464	457,443
Ryan Specialty Group LLC,
Term Loan B-1, 1 Month LIBOR + 3.000%
3.750%(c)	09/01/27^	139	139,300
USI, Inc.,
2021 New Term Loan, 3 Month LIBOR + 3.250%
3.453%(c)	12/02/26	299	295,984
			3,445,419
Internet — 0.1%
Acuris Finance Us, Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	02/16/28	80	79,850
Anastasia Parent LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
3.953%(c)	08/11/25	122	82,631
Arches Buyer, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	12/06/27	165	163,353
Buzz Merger Sub Ltd. (Bermuda),
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	01/29/27^	40	39,303
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	11/30/27	80	79,601
CMI Marketing, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	03/19/28^	60	59,475
CNT Holdings I Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	11/08/27	125	124,578
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
4.625%(c)	02/19/26	48	47,802

A18

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet (cont’d.)
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/15/24	180	$178,821
GO DADDY OPERATING Co. LLC,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	08/10/27	124	123,268
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	11/21/24	299	299,246
Term Loan
—%(p)	03/26/28	270	269,662
MH Sub I LLC,
Second Lien Term Loan, 1 Month LIBOR + 6.250%
6.365%(c)	02/12/29	20	20,067
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
3.609%(c)	09/13/24	121	119,416
Northwest Fiber LLC,
Term Loan
—%(p)	04/30/27	152	151,360
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
4.106%(c)	06/16/25	44	36,870
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	04/04/25	359	357,089
			2,232,392
Investment Companies — 0.0%
FINCO I LLC,
2020 Term Loan, 1 Month LIBOR + 2.500%
2.609%(c)	06/27/25	99	98,828
KREF Holdings X LLC,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	09/01/27^	80	80,000
			178,828
Leisure Time — 0.0%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	08/01/26	45	44,592
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	07/31/24	111	109,594
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	05/24/27	45	44,454
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
4.611%(c)	01/02/26	73	73,652
Carnival Corp.,
Initial Advance (USD) Term Loan, 1 Month LIBOR + 7.500%
8.500%(c)	06/30/25	89	92,005
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	03/08/24	178	165,420
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Leisure Time (cont’d.)
Initial Loan (Second Lien), 3 Month LIBOR + 7.000%
8.000%(c)	09/06/24	50	$40,500
Life Time, Inc.,
Closing Date Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	12/16/24	185	183,922
PlayPower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.740%(c)	05/08/26^	119	117,097
United PF Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 8.500%
9.500%(c)	12/30/26^	30	29,999
Initial Term Loan, 3 Month LIBOR + 4.000%
4.203%(c)	12/30/26	91	88,142
			989,377
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 6.000%
6.750%(c)	02/02/26^	75	74,998
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
2.331%(c)	09/15/23	132	131,687
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.859%(c)	12/23/24	713	700,888
Term B-1 Loan, 1 Month LIBOR + 4.500%
4.609%(c)	07/21/25	373	373,405
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	289	285,219
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.115%(c)	11/30/23	122	121,092
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	411	404,118
Marriott Ownership Resorts, Inc.,
Term Loan B, 1 Month LIBOR + 1.750%
1.856%(c)	08/29/25	96	92,885
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	247	243,275
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.859%(c)	05/30/25	146	144,605
			2,572,172
Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing No. 2 Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	08/01/25	409	404,757
Vertiv Group Corp,
Term B Loan, 1 Month LIBOR + 2.750%
2.869%(c)	03/02/27	247	245,571
			650,328

A19

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
3.615%(c)	11/17/25	54	$52,261
GrafTech Finance, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.500%(c)	02/12/25	48	47,856
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	10/30/24^	47	47,401
Verticcal US Newco, Inc.,
Facility B (USD) Loan, 3 - 6 Month LIBOR + 4.250%
4.478%(c)	07/30/27	100	99,824
			247,342
Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
2.856%(c)	07/15/25	120	117,756
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
2.953%(c)	01/31/26	121	118,267
American Consolidated Natural Resources, Inc.,
First Priority Exit Facility Non-PIK, 1 Month LIBOR + 13.000%
14.000%(c)	09/16/25^	66	66,091
Cengage Learning, Inc.,
2016 Refinancing Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	06/07/23	179	177,278
Charter Communications Operating LLC,
Term Loan B2, 1 Month LIBOR + 1.750%
1.870%(c)	02/01/27	552	548,385
Coral-US Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%
2.359%(c)	01/31/28	280	275,650
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.356%(c)	07/17/25	225	221,737
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.356%(c)	01/15/26	172	168,989
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.606%(c)	04/15/27	124	122,159
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	03/31/26	12	11,862
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26	379	264,035
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.609%(c)	11/18/24	127	124,258
EW Scripps Co. (The),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.563%
3.313%(c)	05/01/26	123	121,634
Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	01/07/28	95	94,356
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	05/01/26	64	63,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
LCPR Loan Financing LLC,
Term Loan
—%(p)	03/24/51	65	$65,081
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
2.740%(c)	09/18/26	230	228,287
Nielsen Finance LLC,
Dollar Term B-5 Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/06/25	63	62,713
Radiate Holdco LLC,
Term B Loan, 1 Month LIBOR + 3.500%
4.250%(c)	09/25/26	289	288,913
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.610%(c)	09/30/26	108	106,752
Springer Nature Deutschland GmbH (Germany),
Term Loan B-18, 1 Month LIBOR + 3.250%
4.000%(c)	08/14/26	102	101,439
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.606%(c)	01/31/28	250	247,585
			3,596,601
Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Initial Term Loan, 1 Month LIBOR + 4.000%
4.109%(c)	05/30/25	133	131,986
Sabre Industries, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	04/15/26	114	113,466
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.000%
2.110%(c)	01/24/27	121	119,780
			365,232
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	03/21/25	95	94,860
Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	12/02/24	43	43,483
Vectra Co.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.359%(c)	03/08/25	107	104,635
			148,118
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.,
Refinancing Tranche B Term Loan, 1 Month LIBOR + 4.000%
4.110%(c)	03/12/28	45	44,906
Oil & Gas — 0.0%
Apro LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	11/14/26	49	49,248

A20

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	69	$66,106
Delek US Holdings, Inc.,
Incremental Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	03/31/25	84	84,571
Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	03/31/25	102	98,334
			298,259
Oil & Gas Services — 0.0%
Championx Holding, Inc.,
Term Loan, 3 Month LIBOR + 5.000%
6.000%(c)	06/03/27	72	73,451
Packaging & Containers — 0.1%
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.165%(c)	11/07/25	224	219,425
Berry Global, Inc.,
Term Z Loan, 3 Month LIBOR + 1.750%
1.898%(c)	07/01/26	88	87,314
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.443%(c)	04/03/24	120	117,498
Charter NEX US, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.250%
5.000%(c)	12/01/27	105	105,099
Flex Acquisition Co., Inc.,
2021 Specified Refinancing TL, 1 Month LIBOR + 3.500%
4.000%(c)	02/23/28	318	313,968
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.250%
3.321%(c)	06/29/25	129	126,184
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/04/27	167	165,432
Kloeckner Pentaplast of America, Inc. (Luxembourg),
Facility B (USD) Loan, 3 Month LIBOR + 4.750%
5.250%(c)	02/12/26	70	69,520
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	07/31/26	123	122,450
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	02/06/23	228	227,672
Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	02/05/26	125	123,135
TricorBraun Holdings, Inc.,
Delayed Draw Term Loan, 6 Month LIBOR + 3.250%
1.583%(c)	03/03/28	1	788
Term Loan, 6 Month LIBOR + 3.250%
3.750%(c)	03/03/28	106	105,067
			1,783,552
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	06/02/25	285	$283,829
Elanco Animal Health, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
1.865%(c)	08/01/27	364	358,951
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 3 Month LIBOR + 2.000%
2.500%(c)	02/26/28	95	94,644
Lannett Co., Inc.,
Initial Tranche B Term Loan, 3 Month LIBOR + 5.375%
6.375%(c)	11/25/22	285	271,940
Milano Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	469	466,671
Packaging Coordinators Midco, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	11/30/27	80	79,900
Pathway Vet Alliance LLC,
2021 Replacement Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	03/31/27	104	103,378
			1,659,313
Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	06/24/24	146	140,174
4.859%(c)	11/03/25	123	116,663
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	10/31/24	121	118,700
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
3.687%(c)	09/30/24	246	245,135
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.111%(c)	05/21/25	53	48,900
EPIC Crude Services LP,
Term Loan, 3 Month LIBOR + 5.000%
5.260%(c)	03/02/26	149	108,952
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	07/18/25	203	194,257
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.115%(c)	05/22/26	98	95,610
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 5.500%
6.500%(c)	09/27/24	75	74,067
			1,142,458
Private Equity — 0.0%
HarbourVest Partners, LP,
Term Loan, 1 Month LIBOR + 2.250%
2.356%(c)	03/03/25^	205	203,574

A21

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Private Equity (cont’d.)
Victory Capital Holdings, Inc.,
Tranche B-2 Term Loan, 3 Month LIBOR + 2.250%
2.439%(c)	07/01/26	64	$63,322
			266,896
Real Estate — 0.0%
Cushman & Wakefield PLC,
Replacement Term Loan, 3 Month LIBOR + 2.750%
2.865%(c)	08/21/25	235	230,074
Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.861%(c)	12/20/24	429	424,265
Regional — 0.0%
Seminole Tribe of Florida,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	07/08/24	76	75,909
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.859%(c)	11/19/26	123	121,123
Academy Ltd.,
New Initial Term Loan, 1 Month LIBOR + 5.000%
5.750%(c)	11/05/27	140	139,510
BW Gas & Convenience Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
6.360%(c)	11/18/24	86	86,517
Term Loan
—%(p)	03/17/28^	60	59,925
CEC Entertainment Co. LLC,
Term Loan
—%(p)	12/30/25	24	32,091
CEC Entertainment, Inc.,
Term Loan
—%(p)	12/30/27	25	24,350
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%
4.203%(c)	02/07/25	123	120,974
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26	80	79,133
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
4.203%(c)	02/07/25	39	38,130
Gannett Holdings LLC,
First Lien Term Loan, 3 Month LIBOR + 7.000%
7.750%(c)	01/29/26^	50	49,958
Great Outdoors Group, LLC,
Term B-1 Loan, 6 Month LIBOR + 4.250%
5.000%(c)	03/06/28	1,616	1,614,266
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	06/02/25	275	273,648
Harbor Freight Tools USA, Inc.,
2020 Initial Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	10/19/27	414	413,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
KFC HOLDING Co.,
Term Loan
—%(p)	03/15/28	187	$187,232
LBM Acquisition LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/17/27	90	89,522
Term Loan
—%(p)	12/17/27	20	19,894
LS Group OpCo Acquistion LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.250%(c)	11/02/27	125	124,584
Michaels Stores, Inc.,
2020 Refinancing Term B Loan, 1 Month LIBOR + 3.500%
4.250%(c)	10/01/27	124	124,064
Murphy USA, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 1.750%
2.250%(c)	01/21/28^	100	100,375
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^(d)	249	249
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.205%(c)	04/16/26	63	61,208
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
2.856%(c)	07/31/26	177	175,434
White Cap Buyer LLC,
Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%
4.500%(c)	10/19/27	125	124,359
Wok Holdings, Inc.,
Term Loan, 1 Month LIBOR + 6.250%
6.359%(c)	03/01/26	162	154,396
Woof Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/21/27	125	124,375
			4,338,607
Semiconductors — 0.0%
Allegro MicroSystems, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
3.953%(c)	09/24/27^	8	8,037
Cabot Microelectronics Corp.,
Term Loan B-1, 1 Month LIBOR + 2.000%
2.125%(c)	11/17/25	61	61,025
ON Semiconductor Corp.,
2019 Replacement Term B-4, 1 Month LIBOR + 2.000%
2.109%(c)	09/19/26	123	122,786
			191,848
Shipbuilding — 0.0%
MHI Holdings LLC,
First Lien Term Loan, 1 Month LIBOR + 5.000%
5.115%(c)	09/20/26	99	99,620

A22

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	04/23/26	124	$122,519
Ascend Learning LLC,
Incremental Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	07/12/24	85	84,540
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	171	170,507
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.453%(c)	02/11/26	473	473,832
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	10/02/25	271	269,429
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
4.488%(c)	09/05/25	78	77,707
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%
4.000%(c)	10/30/26	299	298,627
Camelot US Acquisition I Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	10/30/26	139	138,135
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.581%(c)	04/30/25	150	147,261
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	160	160,686
Cloudera, Inc.,
Term Loan, 1 Month LIBOR + 2.500%
3.250%(c)	12/22/27^	100	99,750
CommerceHub, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/29/27^	100	99,875
Cvent, Inc.,
First Lien Term Loan, 2 Month LIBOR + 3.750%
3.900%(c)	11/30/24	121	118,007
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.109%(c)	10/16/26	284	283,259
Second Lien Initial Loan, 1 Month LIBOR + 7.000%
7.109%(c)	02/16/29	55	55,000
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%
3.359%(c)	02/06/26	100	99,142
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	08/22/25	42	41,907
Emerald TopCo, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
3.712%(c)	07/27/26	168	166,699
Epicor Software Corp.,
Term C Loan, 1 Month LIBOR + 3.250%
4.000%(c)	07/30/27	129	128,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	06/13/24	440	$430,760
First Advantage Holdings LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
3.109%(c)	01/31/27	65	64,141
Flexera Software LLC,
Term B-1 Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/26/25	122	122,637
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	125	124,906
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	07/01/24	257	256,444
Liftoff Mobile, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	02/17/28	50	49,501
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	06/21/24	64	62,957
Tranche B4 Term Loans, 3 Month LIBOR + 4.250%
5.250%(c)	06/05/25	49	49,560
Marcel Bidco LLC (Germany),
Term Loan, 2 Month LIBOR + 4.000%
4.750%(c)	12/31/27^	50	49,875
Navex TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.360%(c)	09/05/25	25	24,291
Playtika Ltd.,
Term Loan
—%(p)	03/11/28	155	154,004
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	06/01/26	123	121,555
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	230	227,930
RealPage, Inc.,
Term Loan
—%(p)	02/18/28	110	109,404
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
3.365%(c)	05/30/25	112	109,603
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	06/21/24	412	405,391
Severin Acquisition LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.356%(c)	08/01/25	83	82,205
Sophia, LP,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
3.953%(c)	10/07/27	204	204,122
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	04/16/25	59	57,906

A23

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	04/16/25	44	$43,235
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	04/16/25	240	236,983
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
3.953%(c)	08/29/25	88	83,884
UKG, Inc.,
2021 Incremental Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	05/04/26	403	402,661
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	05/04/26	207	206,567
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%
7.500%(c)	05/03/27	120	122,850
Virgin Pulse, Inc.,
Term Loan
—%(p)	03/30/28^	60	59,550
VS Buyer LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	02/28/27	158	157,707
WEX, Inc.,
Term Loan
—%(p)	04/01/28	60	59,775
Xperi Holding Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
4.109%(c)	06/01/25	111	110,790
Zelis Payments Buyer, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
3.615%(c)	09/30/26	123	122,801
			7,349,782
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.365%(c)	03/15/27	74	73,355
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	04/06/26	291	288,396
Connect Finco SARL (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	12/11/26	124	123,162
Consolidated Communications Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.750%(c)	10/02/27	57	57,092
Frontier Communications Corp.,
DIP Initial Term Loan, 1 Month LIBOR + 4.750%
5.750%(c)	10/08/21	230	229,856
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	313	316,262
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	1,034	1,049,395
Tranche B-4 Term Loan, PRIME + 3.500%
6.750%(c)	01/02/24	100	101,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Tranche B-5 Term Loan
8.625%	01/02/24	125	$127,083
Iridium Satellite LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
3.750%(c)	11/04/26	104	104,136
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.859%(c)	03/01/27	208	205,528
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	07/31/25	300	294,176
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.794%(c)	01/31/26	243	240,544
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
9.250%(c)	11/01/25	200	164,375
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
5.500%(c)	11/01/24	121	111,489
Telesat LLC,
Term B-5 Loan, 1 Month LIBOR + 2.750%
2.860%(c)	12/07/26	102	97,838
Windstream Services LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
7.250%(c)	09/21/27	124	124,085
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.859%(c)	06/10/27	80	79,334
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	03/09/27	402	398,493
			4,186,245
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.203%(c)	12/30/26	84	83,834

Total Bank Loans (cost $59,176,796)			58,825,003
Commercial Mortgage-Backed Securities — 0.8%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	953,168
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.856%(c)	11/15/30	600	613,161
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.065%(cc)	08/15/52	12,643	789,137
Series 2019-B14, Class XA, IO
0.787%(cc)	12/15/62	13,125	623,560
Series 2020-B17, Class XA, IO
1.419%(cc)	03/15/53	11,622	1,012,289

A24

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BFLD Trust,
Series 2020-OBRK, Class A, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.156%(c)	11/15/28	623	$629,241
BX,
Series 2021-MFM1, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.806%(c)	01/15/34	691	689,062
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	11/15/36	692	691,583
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.226%(c)	06/15/34	2,007	1,996,537
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.036%(cc)	04/10/48	7,180	257,506
Series 2015-GC33, Class XA, IO
0.883%(cc)	09/10/58	6,804	225,377
Series 2016-P06, Class XA, IO
0.769%(cc)	12/10/49	6,725	165,701
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	180,437
Series 2014-CR17, Class XA, IO
0.967%(cc)	05/10/47	4,286	101,369
Series 2014-LC17, Class XA, IO
0.722%(cc)	10/10/47	4,908	98,458
Series 2014-UBS06, Class XA, IO
0.887%(cc)	12/10/47	4,428	112,814
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.086%(c)	05/15/36	300	300,279
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	912,864
DBUBS Mortgage Trust,
Series 2011-LC3A, Class B, 144A
5.351%(cc)	08/10/44	1,100	1,101,914
FHLMC Multifamily Structured Pass-Through Certificates,
Series K118, Class A2
1.493%	09/25/30	2,851	2,755,030
Series K121, Class A2
1.547%	10/25/30	200	193,895
Series K122, Class A2
1.521%	11/25/30	600	579,887
Series K126, Class A2
2.074%	01/25/31	1,400	1,419,303
Series K127, Class A2
2.108%	01/25/31	1,000	1,017,547
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.556%(c)	09/15/31	1,700	$1,666,315
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.222%(cc)	10/10/48	3,752	169,812
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.200%(c)	10/15/31	1,059	1,058,041
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.737%(cc)	04/15/47	971	14,453
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,400	1,469,993
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	1,928	1,984,200
Series 2012-CBX, Class AS
4.271%	06/15/45	200	206,844
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,244,901
Series 2013-LC11, Class AS
3.216%	04/15/46	113	117,590
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,917,835
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	2,000	46,114
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.106%(c)	09/15/29	950	951,162
Merit Hill,
Series 2020-HILL, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	08/15/37	347	348,088
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.053%(cc)	10/15/48	4,389	168,553
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.956%(c)	08/15/33	2,409	2,402,575
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,282,451
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	402,863
RETL Trust,
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.206%(c)	03/15/36	167	166,302
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.030%(cc)	12/15/50	4,131	208,423

A25

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	$851,706
Series 2012-C03, Class AS, 144A
3.814%	08/10/49	300	311,096
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.896%(c)	04/10/46	1,145	1,140,829
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
0.974%(cc)	11/15/48	3,955	145,333
Series 2018-C46, Class XA, IO
0.938%(cc)	08/15/51	3,817	176,849
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class AS
3.388%	11/15/45	200	206,606
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.828%(c)	06/15/46	1,024	1,024,582
Series 2014-C24, Class XA, IO
0.868%(cc)	11/15/47	2,418	63,560
Series 2014-LC14, Class XA, IO
1.262%(cc)	03/15/47	1,828	54,233

Total Commercial Mortgage-Backed Securities (cost $37,470,887)			37,221,428
Corporate Bonds — 7.5%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.750%	10/07/44(a)	458	548,843
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	550	516,793
3.000%	09/15/50(a)	1,000	916,422
Boeing Co. (The),
Sr. Unsec’d. Notes
2.750%	02/01/26(a)	1,100	1,130,163
5.040%	05/01/27	1,000	1,140,021
5.930%	05/01/60	1,000	1,279,118
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	400	443,591
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	132,516
8.000%	12/15/25	10	10,891
			6,118,358
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,300	1,383,535
4.540%	08/15/47(a)	500	504,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	700	$692,757
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	1,057,809
3.500%	07/26/26	300	320,361
3.750%	07/21/22	715	738,926
4.250%	07/21/25	500	549,602
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	400	387,452
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	91	101,006
			5,735,494
Airlines — 0.1%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	192	210,946
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	448	411,805
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,405	1,277,123
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	35	36,406
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	25	26,681
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,164	1,177,000
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29(a)	1,482	1,440,829
			4,580,790
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	1,540	1,617,437
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22	675	683,362
3.375%	11/13/25(a)	560	568,275
4.000%	11/13/30	10	9,921
4.140%	02/15/23(a)	1,100	1,141,594
4.250%	09/20/22	1,200	1,241,749
5.875%	08/02/21	550	557,575
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	103,957

A26

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.150%	04/01/38	600	$689,961
5.200%	04/01/45	203	233,764
5.400%	04/01/48	385	456,433
5.950%	04/01/49(a)	400	508,081
6.750%	04/01/46	217	292,539
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	1,000	1,041,579
Sr. Unsec’d. Notes
1.250%	01/08/26	640	628,164
4.150%	06/19/23	1,400	1,496,902
5.650%	01/17/29	200	238,356
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	450	522,688
			12,032,337
Banks — 1.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26	700	690,472
1.922%(ff)	10/24/31	900	846,621
3.194%(ff)	07/23/30	1,450	1,521,937
4.083%(ff)	03/20/51	900	1,003,244
Sub. Notes
7.750%	05/14/38	600	923,151
Sub. Notes, MTN
4.200%	08/26/24	1,620	1,785,866
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,700	1,891,070
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25(a)	1,040	1,180,729
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.007%(ff)	12/10/24	600	600,179
2.645%(ff)	06/24/31	300	295,475
3.932%(ff)	05/07/25	720	777,536
Sub. Notes
3.811%(ff)	03/10/42	800	781,814
4.836%	05/09/28	487	543,396
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
4.625%(ff)	02/25/31(a)(oo)	300	298,402
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	730	714,607
Sub. Notes, 144A
2.588%(ff)	08/12/35	600	564,217
2.824%	01/26/41(a)	1,600	1,442,368
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25(a)	445	467,528
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24	75	79,220
4.750%	02/16/24	1,000	1,085,834
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.000%	08/01/23	305	$330,696
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.878%(ff)	01/24/39(a)	1,000	1,084,300
Sub. Notes
4.600%	03/09/26	420	473,361
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	260,204
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31(a)	350	341,187
Credit Agricole SA (France),
Sub. Notes, 144A
2.811%	01/11/41(a)	1,350	1,226,001
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	1,071,216
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	900	901,738
2.222%(ff)	09/18/24	730	748,326
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	1,000	1,047,079
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	2,311,089
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.200%	02/23/23	600	628,107
4.017%(ff)	10/31/38	1,500	1,665,191
Sub. Notes
6.750%	10/01/37	520	733,292
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	736,813
2.357%(ff)	08/18/31	904	870,276
4.041%(ff)	03/13/28	454	497,821
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/27	600	600,478
3.150%	03/29/22	200	205,497
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	700	729,852
Sub. Notes, 144A, MTN
5.710%	01/15/26(a)	780	873,510
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.697%(ff)	03/16/24	630	632,290
2.525%(ff)	11/19/41	1,000	913,676
3.109%(ff)	04/22/51	900	879,039
Sub. Notes
2.956%(ff)	05/13/31	875	890,572
3.625%	12/01/27	1,700	1,846,518

A27

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.875%	09/10/24	723	$791,828
4.125%	12/15/26	1,510	1,699,275
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.438%(ff)	02/05/26	750	778,545
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.412%	07/17/25	600	598,275
3.455%	03/02/23	1,000	1,054,454
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	900	988,213
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	770	856,365
5.597%(ff)	03/24/51	1,000	1,394,728
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	700	653,489
2.188%(ff)	04/28/26	500	516,627
Sub. Notes, MTN
4.875%	11/01/22	430	458,661
5.000%	11/24/25	1,000	1,149,254
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	973	1,051,353
Sub. Notes
5.125%	05/28/24	720	800,912
Regions Bank,
Sub. Notes
6.450%	06/26/37(a)	559	746,857
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.450%	12/03/21	1,000	1,022,976
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	500	481,400
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,300	1,275,243
2.625%	10/16/24	240	250,357
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30	924	961,063
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23	847	854,429
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,028	1,062,432
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26(a)	1,250	1,289,508
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51	1,500	1,922,087
Sub. Notes, GMTN
4.300%	07/22/27	969	1,095,557
Sub. Notes, MTN
4.650%	11/04/44	500	576,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.750%	12/07/46	500	$590,755
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29(a)	1,460	1,475,568
			66,388,731
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	300	334,474
4.150%	01/23/25	500	555,364
4.500%	06/01/50	2,000	2,275,138
4.600%	06/01/60(a)	400	453,222
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	300	319,158
4.985%	05/25/38	500	616,551
			4,553,907
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	435	529,537
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,200	1,110,375
2.800%	09/15/50	1,300	1,122,408
			2,762,320
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	1,000	1,034,875
2.700%	02/15/31(a)	500	500,733
2.722%	02/15/30	600	605,636
3.377%	04/05/40	600	599,842
3.577%	04/05/50	575	566,781
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	850	948,131
			4,255,998
Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.934%(c)	06/15/22	250	247,388
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	550	679,339
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	1,000	1,085,314
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	850	823,238
3.625%	04/01/51(a)	600	592,381

A28

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
3.800%	10/01/60	600	$582,899
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,400	1,455,170
5.625%	11/15/43	500	625,875
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	500	516,819
3.950%	05/13/50	300	325,725
4.900%	06/01/43	400	474,479
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.832%	10/15/27	1,000	978,509
3.468%	12/01/50	500	490,661
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.375%	06/15/30	1,100	1,143,070
			10,020,867
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	35	34,659
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	1,000	808,308
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	500	478,339
			1,321,306
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46	800	900,279
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	830	907,078
6.020%	06/15/26	1,300	1,538,246
6.200%	07/15/30	353	439,554
8.350%	07/15/46	300	456,645
			4,241,802
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23(a)	1,000	1,036,047
3.500%	05/26/22	338	346,994
4.625%	10/15/27(a)	1,000	1,097,725
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22(a)	800	817,571
3.125%	12/01/30(a)	1,140	1,116,477
3.375%	06/01/21	440	441,962
Sr. Unsec’d. Notes, MTN
0.700%	02/15/24	640	632,055
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
2.875%	01/15/26	400	$413,996
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23(a)	271	275,021
5.125%	09/30/24(a)	500	564,134
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.250%	04/15/26	1,072	1,121,466
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49	400	406,199
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	1,000	1,046,837
3.650%	05/11/27(a)	270	295,753
3.900%	01/29/24	1,000	1,081,918
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26(a)	750	845,446
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25(a)	600	648,620
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	525	600,788
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	406,643
3.750%	08/15/21	300	301,951
4.375%	03/19/24	474	515,665
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	552	579,870
4.250%	06/09/23	1,200	1,284,835
			15,877,973
Electric — 0.7%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26	430	419,410
2.450%	01/15/31(a)	1,060	1,010,446
3.300%	07/15/25(a)	950	1,008,169
3.950%	07/15/30	1,845	1,971,739
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	1,000	1,027,479
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	456,848
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,000	899,925
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	500	504,328
3.743%	05/01/26(a)	778	846,362

A29

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	$424,378
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,331,150
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	700	809,885
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,210,140
3.071%	08/15/24	350	373,468
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	500	593,122
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,384,879
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/49	500	540,098
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	457,315
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	281	270,091
3.616%	08/01/27	500	541,222
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	304,747
3.550%	06/15/26	400	434,203
4.750%	06/15/46	710	794,929
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	473	518,581
4.700%	04/15/50(a)	1,100	1,319,084
5.100%	06/15/45(a)	500	619,974
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25(a)	1,300	1,305,822
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	700	650,187
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.700%	09/01/24	643	694,702
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,063,419
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	605,953
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,077,962
4.100%	06/15/30	100	108,716
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38(a)	1,700	$1,825,746
4.000%	02/01/48	700	735,605
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	281,064
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	543,253
4.350%	05/15/44	200	229,601
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	567,254
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
2.306%(c)	05/15/67	1,300	1,182,362
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49	400	401,261
			31,344,879
Electronics — 0.0%
Vontier Corp.,
Gtd. Notes, 144A
2.950%	04/01/31	600	585,986
Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	70	74,431
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
6.375%	05/01/25	20	21,201
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23	5	5,116
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	500	618,376
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	600	662,942
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	250	266,065
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	900	854,345
6.600%	04/01/50	200	289,606
			2,696,450

A30

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.1%
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	600	$672,165
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25(a)	631	618,900
2.950%	09/01/29(a)	500	515,704
3.600%	05/01/30	500	542,039
3.950%	03/30/48(a)	700	740,332
4.800%	02/15/44	223	262,109
5.250%	02/15/43	250	308,024
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	475,564
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	1,125	1,255,051
Gtd. Notes, Series 20-A
1.750%	01/15/31	700	649,623
			6,039,511
Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	500	503,968
4.700%	03/01/49(a)	500	606,253
7.000%	11/15/35	300	413,909
			1,524,130
Healthcare-Services — 0.2%
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	100	114,188
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30(a)	1,525	1,521,611
4.250%	12/15/27	90	94,600
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	569,980
Community Health Network, Inc.,
Unsec’d. Notes, Series 20-A
3.099%	05/01/50	200	186,754
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	400	445,927
Fred Hutchinson Cancer Research Center,
Unsec’d. Notes, Series 2020
3.949%	01/01/50	108	116,561
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	06/15/49	1,220	1,493,618
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48	334	382,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Mount Sinai Hospitals Group, Inc.,
Unsec’d. Notes, Series 2020
3.391%	07/01/50(a)	1,500	$1,468,176
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	158	159,034
South Nassau Communities Hospital,
Unsec’d. Notes, Series 2018
4.649%	08/01/48	350	390,603
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60	500	491,464
4.625%	07/15/35	480	584,952
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	1,490	1,439,613
			9,459,965
Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A
3.200%	09/16/40	742	728,961
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	669,469
Sr. Unsec’d. Notes
4.375%	06/30/50(a)	450	511,949
4.500%	07/16/44	500	569,143
4.800%	07/10/45	500	593,665
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	400	396,751
3.833%	03/11/51	600	610,193
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	556,833
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24	800	799,730
1.450%	01/08/26(a)	1,000	983,833
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
2.375%	03/15/31	1,754	1,688,140
Empower Finance 2020 LP (Canada),
Gtd. Notes, 144A
1.357%	09/17/27	1,810	1,749,260
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28(a)	1,600	1,788,778
5.000%	04/20/48(a)	1,757	2,120,153
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	1,000	996,278
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70	300	287,959

A31

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
4.850%	01/24/77(a)	550	$639,576
4.875%	06/19/64	150	179,908
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	569,094
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	673,649
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	1,000	1,429,348
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	539,682
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50(a)	1,000	974,000
5.125%	01/30/43(a)	520	616,050
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	222	243,834
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.750%	05/07/25(a)	1,000	1,047,720
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	563,921
4.900%	09/15/44	215	262,905
Unum Group,
Sr. Unsec’d. Notes
4.500%	03/15/25(a)	500	558,560
5.750%	08/15/42	1,000	1,164,445
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48	450	457,937
4.800%	06/15/46	200	236,379
5.700%	07/15/43(a)	350	452,918
			25,661,021
Internet — 0.0%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	190,012
3.150%	02/09/51	200	187,633
3.250%	02/09/61(a)	700	648,316
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	200	184,210
3.575%	04/11/26	200	217,273
			1,427,444
Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26	1,200	1,167,481
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies (cont’d.)
4.250%	03/01/25	725	$777,892
			1,945,373
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	500	523,375
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
12.250%	05/15/24	10	12,106
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23	10	11,013
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	40	46,007
			69,126
Lodging — 0.0%
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25	55	58,506
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25	475	504,228
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51(a)	1,500	1,401,993
3.850%	04/01/61	450	412,461
4.464%	07/23/22	1,400	1,459,643
4.800%	03/01/50	400	430,670
4.908%	07/23/25	720	817,108
5.375%	05/01/47	260	301,694
6.484%	10/23/45	400	524,317
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62(a)	900	765,375
4.500%	01/15/43	1,068	1,279,288
4.950%	10/15/58	780	1,023,382
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	363,348
6.550%	05/01/37	200	263,180
6.750%	06/15/39	500	669,353
7.300%	07/01/38	150	209,517
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27	35	37,383
9.500%	05/01/25	35	38,551
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31(a)	500	510,696

A32

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.800%	05/13/60	800	$878,600
4.700%	03/23/50	700	877,722
			12,264,281
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.950%	09/10/50	500	513,926
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	924,049
			1,437,975
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	500	543,007
4.350%	05/01/50	1,000	1,110,996
Trane Technologies Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	204,434
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	175,221
4.650%	11/01/44	395	464,972
			2,498,630
Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	100	106,128
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	300	299,998
3.900%	02/01/25	1,009	1,088,389
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	700	811,199
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,000	1,056,735
4.250%	04/15/27	250	270,373
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	35	35,993
ConocoPhillips Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	419,429
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26(a)	491	502,780
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	700	763,230
5.600%	02/15/41(a)	500	577,435
7.300%	08/15/31	200	255,419
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	$540,434
4.750%	09/15/44	500	554,390
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29(a)	498	466,320
4.400%	08/15/49	72	59,999
6.600%	03/15/46	550	585,138
7.500%	05/01/31	167	194,749
7.875%	09/15/31	400	470,307
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24(a)	539	592,098
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30(a)	600	792,067
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	35	35,761
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	970	1,013,995
Gtd. Notes, MTN
6.875%	08/04/26	385	412,067
Phillips 66,
Gtd. Notes
1.300%	02/15/26	1,000	989,949
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.850%	06/01/39	500	686,634
			13,581,016
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
3.250%	09/01/28	30	29,661
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	100	102,664
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	35	36,786
			169,111
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	400	425,810
4.250%	11/21/49	1,750	1,980,936
4.550%	03/15/35	1,281	1,492,483
4.875%	11/14/48	1,000	1,222,616
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
2.125%	08/06/50(a)	1,200	965,768

A33

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	$59,758
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,101	1,225,829
4.375%	12/15/28(a)	900	1,016,582
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	500	513,173
4.685%	12/15/44	362	431,149
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49	530	624,313
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	107	119,366
4.800%	07/15/46(a)	500	599,321
4.900%	12/15/48	400	490,097
Sr. Unsec’d. Notes
3.400%	03/15/50	300	296,938
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	541	546,223
5.272%	08/28/23(a)	372	400,351
5.900%	08/28/28(a)	662	749,352
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	500	588,592
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	213	210,315
4.000%	06/22/50	800	816,409
			14,775,381
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	216	217,230
5.850%(ff)	05/21/43	594	530,433
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	567	633,605
5.500%	12/01/46(a)	550	680,527
Sub. Notes, Series 20-A
5.750%(ff)	07/15/80(a)	400	429,326
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	700	729,484
4.500%	04/15/24	282	307,315
Gtd. Notes, Series 5Y
4.200%	09/15/23	885	948,127
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	1,300	1,185,011
4.250%	02/15/48	600	638,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	500	$551,880
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26(a)	1,500	1,498,711
2.650%	08/15/30	1,000	980,652
3.375%	03/15/23(a)	1,560	1,637,627
4.000%	02/15/25	220	239,996
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/25	15	15,412
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	907	928,703
3.800%	09/15/30(a)	429	437,025
5.150%	06/01/42	392	397,971
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	950	1,066,134
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24(a)	960	960,082
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	658,709
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	267	285,672
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	126	132,361
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850%
2.325%(c)	01/13/23	1,086	1,066,648
Sr. Unsec’d. Notes
4.000%	07/01/22	317	325,011
5.300%	02/01/30(a)	450	488,429
5.450%	04/01/44	1,000	1,025,965
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	410	447,423
5.100%	09/15/45	500	575,950
5.400%	03/04/44	400	465,519
			20,485,628
Real Estate Investment Trusts (REITs) — 0.6%
Agree LP,
Gtd. Notes
2.900%	10/01/30	500	504,698
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	500	464,660
3.000%	05/18/51(a)	1,500	1,365,550

A34

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25(a)	500	$533,672
3.250%	01/30/31	750	776,544
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23(a)	1,342	1,399,940
4.100%	10/01/24	197	210,292
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,460	1,578,613
4.050%	07/01/30	1,028	1,109,629
4.125%	06/15/26	502	556,215
Corporate Office Properties LP,
Gtd. Notes
2.250%	03/15/26	354	360,349
2.750%	04/15/31	206	199,164
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	700	756,416
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	750	803,254
Lexington Realty Trust,
Gtd. Notes
2.700%	09/15/30(a)	351	342,476
4.400%	06/15/24	513	555,644
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,520,648
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	2,300	2,255,559
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	04/15/51	600	590,230
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	891	855,516
3.375%	02/01/31(a)	868	859,348
3.625%	10/01/29	500	510,657
4.375%	08/01/23(a)	90	96,611
4.500%	01/15/25(a)	490	531,313
5.250%	01/15/26	565	641,805
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/25	992	1,036,425
4.750%	09/15/30	1,305	1,376,920
SBA Tower Trust,
Asset Backed, 144A
1.884%	07/15/50	494	499,948
Asset-Backed, 144A
3.168%	04/09/47	990	991,765
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	508,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.250%	02/01/26	450	$478,161
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	200	190,409
STORE Capital Corp.,
Sr. Unsec’d. Notes
2.750%	11/18/30	365	357,211
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	300	279,399
2.100%	06/15/33	700	645,763
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	996	1,041,316
4.750%	11/15/30	300	346,981
4.875%	04/15/49(a)	600	674,728
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	148	145,307
2.850%	12/15/32	72	69,789
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	5	5,093
4.250%	12/01/26	10	10,237
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	1,383	1,521,651
			29,558,590
Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24	510	508,471
0.950%	02/10/26	510	496,632
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30(a)	700	760,223
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	561	572,595
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	161	185,543
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	1,000	918,382
4.000%	04/15/30	500	553,772
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	900	993,668
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48	400	491,673
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	800	834,910

A35

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	623	$762,172
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,090	1,935,053
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	700	677,390
1.875%	04/15/31(a)	950	890,541
4.700%	04/15/27	111	126,636
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48	300	350,072
			11,057,733
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	400	383,204
3.750%	02/15/51	350	335,430
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	2,985	3,314,765
			4,033,399
Software — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	233	229,216
2.000%	06/30/30	350	334,227
2.950%	09/15/29	422	439,935
			1,003,378
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	01/15/29	5	5,064
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	309	317,334
3.650%	06/01/51(a)	1,000	966,891
3.850%	06/01/60	300	287,064
4.500%	05/15/35	300	338,203
Sr. Unsec’d. Notes, 144A
3.550%	09/15/55	303	277,313
3.800%	12/01/57	2,909	2,771,686
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	65	67,024
6.000%	03/01/26	65	68,521
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	35	35,623
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	450	$476,208
3.875%	11/15/29(a)	500	527,235
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	30	30,025
Sr. Sec’d. Notes, 144A
3.600%	11/15/60	500	475,698
4.500%	04/15/50	300	335,232
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	1,000	1,003,239
2.550%	03/21/31	936	934,773
3.550%	03/22/51	300	299,789
3.700%	03/22/61	1,000	989,340
4.000%	03/22/50	1,300	1,398,653
4.329%	09/21/28(a)	500	572,493
4.522%	09/15/48	1,500	1,729,443
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	1,000	1,098,887
4.375%	05/30/28	300	344,546
5.250%	05/30/48(a)	800	999,942
			16,350,226
Transportation — 0.0%
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	200	212,585
4.250%	11/01/66	100	113,809
4.500%	03/15/49	100	116,917
4.650%	03/01/68	400	486,953
			930,264

Total Corporate Bonds (cost $341,586,786)			347,971,121
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	767,225
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	600	585,942
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	794,438
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	639,674
			1,434,112

A36

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	$227,169
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.385%	07/01/31	500	496,705
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	283,440
			780,145

Total Municipal Bonds (cost $3,657,904)			3,794,593
Residential Mortgage-Backed Securities — 0.4%
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	50	49,895
Series 2012-RR05, Class 8A5, 144A
0.511%(cc)	07/26/36	24	23,248
CFMT LLC,
Series 2021-HB05, Class A, 144A
0.801%(cc)	02/25/31	968	967,155
Citigroup Mortgage Loan Trust,
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	561	547,739
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	180	176,534
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
0.398%(c)	05/27/37	544	501,460
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	621	637,579
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
6.611%(c)	06/25/35	1,193	205,754
Series 2005-079, Class ZC
5.900%	09/25/35	65	72,847
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
6.531%(c)	12/25/36	1,166	259,537
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.331%(c)	05/25/37	616	124,496
Series 2010-095, Class ZC
5.000%	09/25/40	656	668,433
Series 2010-135, Class ZA
4.500%	12/25/40	146	148,313
Series 2010-150, Class ZC
4.750%	01/25/41	304	313,739
Series 2011-004, Class PZ
5.000%	02/25/41	113	129,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.441%(c)	06/25/41	52	$4,918
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.541%(c)	12/25/30	49	3,848
Series 2012-067, Class AI, IO
4.500%	07/25/27	237	13,401
Series 2012-100, Class WI, IO
3.000%	09/25/27	184	11,559
Series 2012-149, Class DA
1.750%	01/25/43	223	226,652
Series 2012-149, Class GA
1.750%	06/25/42	241	245,867
Series 2013-044, Class DJ
1.850%	05/25/33	553	568,089
Series 2013-051, Class GI, IO
3.000%	10/25/32	184	13,385
Series 2013-133, Class IB, IO
3.000%	04/25/32	104	4,862
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.941%(c)	01/25/44	46	7,865
Series 2015-042, Class IL, IO
6.000%	06/25/45	327	59,621
Series 2015-070, Class JC
3.000%	10/25/45	489	524,474
Series 2017-030, Class AI, IO
5.500%	05/25/47	194	35,226
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	180	210,710
Series 2935, Class ZK
5.500%	02/15/35	311	341,467
Series 2996, Class ZD
5.500%	06/15/35	133	153,605
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.494%(c)	02/15/36	727	149,503
Series 3237, Class C
5.500%	11/15/36	179	198,119
Series 3871, Class KB
5.500%	06/15/41	238	271,630
Series 3955, Class YI, IO
3.000%	11/15/21	12	83
Series 4055, Class BI, IO
3.500%	05/15/31	102	4,855
Series 4135, Class AB
1.750%	06/15/42	181	185,397
Series 4149, Class IO, IO
3.000%	01/15/33	95	10,464
Series 4314, Class AI, IO
5.000%	03/15/34	33	1,951
Series 4386, Class AZ
4.500%	11/15/40	575	650,235

A37

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4427, Class LI, IO
3.500%	02/15/34	206	$14,547
Series 4471, Class PA
4.000%	12/15/40	332	358,206
Series 4683, Class LM
3.000%	05/15/47	305	324,164
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	762	831,331
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
9.778%(c)	12/20/40	195	227,069
Series 2010-160, Class DY
4.000%	12/20/40	438	487,896
Series 2010-170, Class B
4.000%	12/20/40	98	108,076
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	07/20/41	57	11,039
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.770%(c)	05/20/61	3	3,045
Series 2013-124, Class ES, 1 Month LIBOR x (1) + 8.667% (Cap 8.667%, Floor 0.000%)
8.519%(c)	04/20/39	18	18,907
Series 2013-124, Class ST, 1 Month LIBOR x (1) + 8.800% (Cap 8.800%, Floor 0.000%)
8.652%(c)	08/20/39	29	29,418
Series 2013-149, Class MA
2.500%	05/20/40	480	498,978
Series 2014-02, Class BA
3.000%	01/20/44	133	141,577
Series 2014-25, Class HC
3.000%	02/20/44	85	90,804
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.400%(c)	05/20/63	4	4,407
Series 2015-H13, Class HA
2.500%	08/20/64	38	38,296
Series 2016-69, Class WA
3.000%	02/20/46	116	122,750
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.520%(c)	12/20/62	8	7,977
Series 2017-134, Class BA
2.500%	11/20/46	280	294,256
Series 2017-139, Class BA
3.000%	09/20/47	492	521,064
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note CMT + 0.350% (Cap 15.000%, Floor 0.350%)
0.440%(c)	08/20/66	1,113	1,102,592
Series 2019-023, Class NF, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.561%(c)	02/20/49	197	199,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-153, Class FB, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.561%(c)	12/20/49	534	$539,519
Series 2020-32, Class GF, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.511%(c)	03/20/50	511	514,434
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,239,660
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	447	464,163
Provident Funding Mortgage Trust,
Series 2019-01, Class A3, 144A
3.000%(cc)	12/25/49	27	27,089
RMF Buyout Issuance Trust,
Series 2020-HB01, Class A1, 144A
1.719%(cc)	10/25/50	700	697,433
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	594	652,774
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.640%)
0.749%(c)	09/25/43	467	475,446

Total Residential Mortgage-Backed Securities (cost $18,333,106)			18,770,312
Sovereign Bonds — 0.1%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	02/15/61	1,500	1,344,150
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.450%	04/15/70	200	219,281
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	219,905
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	656,521
4.600%	01/23/46	695	711,109
5.000%	04/27/51	200	216,927
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	1,500	1,486,752
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	200	232,425

Total Sovereign Bonds (cost $5,219,166)			5,087,070
U.S. Government Agency Obligations — 3.6%
Federal Home Loan Mortgage Corp.
0.125%	07/25/22	559	558,956

A38

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
0.375%	04/20/23	56	$56,182
2.500%	07/01/50	629	649,209
3.000%	11/01/33	1,420	1,503,354
3.000%	02/01/34	1,896	1,998,944
3.000%	04/01/34	153	162,993
3.000%	11/01/39	78	81,664
3.000%	02/01/48	27	27,973
3.000%	11/01/49	1,110	1,173,260
3.000%	11/01/49	1,621	1,714,220
3.000%	04/01/50	2,375	2,500,093
3.000%	06/01/50	683	721,768
3.000%	08/01/50	2,739	2,910,395
3.500%	02/01/34	272	294,348
3.500%	04/01/34	868	936,135
3.500%	06/01/39	31	33,083
3.500%	10/01/49	146	156,314
3.500%	12/01/49	393	421,418
3.500%	12/01/49	535	564,915
3.500%	12/01/49	594	626,402
3.500%	06/01/50	1,000	1,055,856
4.000%	10/01/34	130	139,092
4.000%	01/01/36	1,151	1,262,789
4.000%	05/01/38	697	751,575
4.000%	02/01/42	560	617,554
4.000%	07/01/42	1,181	1,307,665
4.000%	09/01/42	91	100,795
4.000%	11/01/42	640	705,091
4.000%	09/01/43	377	415,923
4.000%	02/01/45	204	225,509
4.000%	05/01/45	74	81,806
4.000%	04/01/46	10	10,903
4.000%	04/01/46	26	29,059
4.000%	04/01/46	408	446,139
4.000%	10/01/47	7	7,930
4.000%	04/01/48	24	25,548
4.000%	06/01/48	374	411,029
4.500%	05/01/39	101	112,798
4.500%	09/01/39	32	36,578
4.500%	10/01/39	175	197,773
4.500%	10/01/39	805	907,786
4.500%	08/01/40	99	111,590
4.500%	11/01/40	140	157,346
4.500%	01/01/41	144	161,798
4.500%	03/01/41	46	52,193
4.500%	04/01/41	72	80,883
4.500%	01/01/42	57	64,286
4.500%	12/01/48	1,222	1,341,193
6.250%	07/15/32	48	69,179
6.750%	03/15/31	81	117,282
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.247%, Floor 1.750%)
2.596%(c)	07/01/41	251	264,592
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.471%, Floor 1.750%)
2.179%(c)	12/01/40	125	131,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.895% (Cap 7.536%, Floor 1.895%)
2.572%(c)	10/01/42	32	$34,235
Federal National Mortgage Assoc.
0.500%	06/17/25	148	146,531
0.625%	04/22/25	119	118,662
1.375%	09/06/22	322	327,754
1.500%	TBA	3,200	3,214,447
1.875%	09/24/26	132	137,769
2.000%	TBA	3,750	3,742,969
2.000%	TBA	7,750	7,721,240
2.125%	04/24/26	186	196,487
2.500%	TBA	2,200	2,257,578
2.500%	TBA	2,300	2,355,254
2.500%	04/01/37	2,432	2,504,057
2.500%	10/01/37	272	280,099
2.500%	07/01/50	3,610	3,735,362
2.500%	09/01/50	2,506	2,590,725
2.875%	09/12/23	427	454,217
3.000%	08/01/27	21	21,940
3.000%	08/01/27	21	22,380
3.000%	10/01/27	72	76,900
3.000%	11/01/27	23	24,377
3.000%	12/01/27	36	38,361
3.000%	01/01/28	35	37,276
3.000%	02/01/28	32	33,570
3.000%	03/01/28	35	37,465
3.000%	04/01/28	31	32,902
3.000%	05/01/28	37	39,247
3.000%	06/01/28	37	39,418
3.000%	07/01/28	34	36,352
3.000%	08/01/28	39	41,362
3.000%	09/01/28	40	42,287
3.000%	01/01/29	38	39,807
3.000%	03/01/29	41	43,614
3.000%	12/01/32	248	263,059
3.000%	03/01/33	91	96,891
3.000%	12/01/34	92	99,512
3.000%	12/01/34	324	347,198
3.000%	12/01/34	682	727,404
3.000%	01/01/35	559	598,329
3.000%	03/01/48	48	50,265
3.000%	11/01/49	421	440,402
3.000%	12/01/49	348	363,629
3.000%	02/01/50	405	427,624
3.000%	03/01/50	1,316	1,391,933
3.000%	04/01/50	4,298	4,535,113
3.000%	05/01/50	74	78,205
3.000%	07/01/50	627	664,155
3.000%	07/01/50	1,950	2,044,391
3.000%	07/01/50	2,181	2,298,868
3.000%	08/01/50	3,295	3,473,916
3.000%	09/01/50	1,764	1,861,127
3.500%	TBA	3,000	3,170,039
3.500%	07/01/32	928	991,869
3.500%	07/01/34	85	93,364
3.500%	07/01/34	260	282,608

A39

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	08/01/34	316	$342,507
3.500%	09/01/34	401	430,179
3.500%	09/01/34	2,351	2,533,621
3.500%	10/01/34	272	292,163
3.500%	09/01/37	189	201,253
3.500%	08/01/39	571	602,680
3.500%	01/01/46	76	81,028
3.500%	08/01/47	175	185,320
3.500%	09/01/47	90	95,299
3.500%	11/01/47	110	116,564
3.500%	01/01/48	382	415,509
3.500%	02/01/48	2,301	2,432,732
3.500%	06/01/49	9,280	9,818,705
3.500%	08/01/49	1,000	1,055,816
3.500%	08/01/49	1,000	1,055,833
3.500%	09/01/49	625	660,358
3.500%	11/01/49	270	285,254
3.500%	04/01/50	1,825	1,925,958
3.500%	07/01/50	1,000	1,054,083
4.000%	11/01/31	65	71,126
4.000%	11/01/40	95	105,512
4.000%	10/01/43	213	235,498
4.000%	03/01/46(k)	916	1,006,985
4.000%	12/01/47	164	176,438
4.500%	03/01/39	250	275,702
4.500%	06/01/39	142	157,002
4.500%	08/01/39	342	377,537
4.500%	11/01/39	105	117,808
4.500%	12/01/40	98	110,661
4.500%	02/01/41	151	170,366
4.500%	10/01/44	117	130,680
4.500%	10/01/45	143	158,232
4.500%	02/01/46	175	197,340
4.500%	06/01/46	43	47,430
4.500%	10/01/46	47	50,903
4.500%	11/01/46	43	46,576
4.500%	12/01/46	83	91,892
4.500%	01/01/47	44	47,803
4.500%	01/01/47	54	59,746
4.500%	02/01/47	51	56,303
4.500%	08/01/49	1,663	1,812,378
5.000%	06/01/39	189	217,231
5.000%	02/01/49	1,853	2,108,541
5.255%(cc)	08/01/41	134	150,617
5.625%	07/15/37	31	45,757
6.500%	10/01/37	474	555,348
6.586%(cc)	02/01/39	88	98,036
7.125%	01/15/30	166	239,052
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.707%, Floor 1.800%)
2.175%(c)	01/01/42	71	75,272
Federal National Mortgage Assoc., 12 Month LIBOR + 1.802% (Cap 8.524%, Floor 1.802%)
2.384%(c)	12/01/40	152	160,676
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.683%, Floor 1.818%)
2.193%(c)	02/01/42	30	31,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
2.000%	TBA	1,650	$1,663,277
2.000%	TBA	9,050	9,137,672
2.000%	01/20/51	1,595	1,610,988
2.500%	TBA	1,550	1,599,285
2.500%	12/20/50	3,677	3,797,363
2.500%	01/20/51	947	977,840
3.000%	TBA	450	469,020
3.000%	TBA	650	677,143
3.000%	12/20/49	29	29,887
3.000%	04/20/50	490	512,048
3.000%	07/20/50	3,500	3,648,189
3.000%	08/20/50	6,687	6,970,363
3.000%	09/20/50	1,248	1,302,707
3.500%	TBA	1,200	1,266,281
3.500%	05/20/43	524	568,395
3.500%	03/20/44	5	5,132
3.500%	04/20/46	23	24,887
3.500%	05/20/46	8	8,347
3.500%	05/20/46	16	17,607
3.500%	05/20/46	19	20,688
3.500%	05/20/46	19	20,801
3.500%	05/20/46	29	31,206
3.500%	05/20/46	33	35,701
3.500%	06/20/46	22	23,688
3.500%	06/20/46	24	26,459
3.500%	06/20/46	28	29,992
3.500%	06/20/46	29	31,216
3.500%	06/20/46	77	83,578
3.500%	07/20/46	1,641	1,825,048
3.500%	12/20/49	10	10,763
3.500%	12/20/49	17	18,251
3.500%	12/20/49	26	27,985
3.500%	12/20/49	35	37,225
3.500%	01/20/50	3,622	3,824,834
3.500%	04/20/50	1,242	1,311,618
3.500%	05/20/50	1,207	1,273,671
3.500%	08/20/50	2,890	3,058,849
4.000%	10/20/40	78	86,441
4.000%	02/20/41	15	17,047
4.000%	03/20/41	340	376,723
4.000%	10/20/41	249	275,798
4.000%	08/20/43	26	28,582
4.000%	08/20/45	290	318,103
4.000%	01/15/47	31	33,197
4.000%	01/15/47	41	44,143
4.000%	05/20/49	250	270,725
4.500%	04/20/35	18	19,950
4.500%	08/15/39	73	81,901
4.500%	09/15/39	329	371,401
4.500%	09/20/39	4	4,518
4.500%	10/15/39	25	28,183
4.500%	11/15/39	13	14,627
4.500%	11/15/39	22	24,121
4.500%	11/20/39	2	2,195
4.500%	02/15/40	41	46,409
4.500%	03/15/40	72	81,300

A40

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	06/15/40	38	$42,849
4.500%	06/15/40	355	399,262
4.500%	07/15/40	4	3,930
4.500%	10/15/40	11	12,677
4.500%	05/20/41	3	2,927
4.500%	05/20/41	11	12,860
4.500%	06/20/41	11	12,300
4.500%	08/20/41	719	806,794
4.500%	11/20/41	3	2,932
4.500%	02/20/42	3	3,149
4.500%	05/20/42	20	21,869
4.500%	06/20/43	4	4,274
4.500%	06/20/44	4	4,089
4.500%	10/20/44	4	3,968
4.500%	01/20/45	3	3,903
4.500%	03/20/46	6	6,608
4.500%	05/20/46	5	5,144
4.500%	09/20/46	6	6,575
5.000%	11/15/33	5	5,367
5.000%	05/15/34	185	211,198
5.000%	06/15/40	62	71,463
5.000%	04/20/48	275	306,423
5.000%	05/20/49	191	208,412
5.500%	04/20/49	46	50,972
6.000%	05/15/40	446	534,569

Total U.S. Government Agency Obligations (cost $165,459,426)			166,836,423
U.S. Treasury Obligations — 13.1%
U.S. Treasury Bonds
1.125%	05/15/40	9,121	7,450,554
1.125%	08/15/40	8,868	7,216,579
1.250%	05/15/50	1,411	1,066,407
1.375%	11/15/40	18,221	15,513,473
1.375%	08/15/50(a)	1,043	815,007
1.625%	11/15/50(a)	6,561	5,473,309
1.875%	02/15/41	19,076	17,767,506
1.875%	02/15/51(a)	25,910	22,999,173
2.000%	02/15/50	4,336	3,970,828
2.250%	08/15/46	78	75,794
2.250%	08/15/49	32	30,985
2.375%	11/15/49	614	610,834
2.500%	02/15/45	66	67,444
2.500%	02/15/46	306	312,120
2.500%	05/15/46	719	733,492
2.750%	11/15/42	1	1,073
2.750%	08/15/47	31	33,175
2.750%	11/15/47	385	412,191
2.875%	05/15/43	613	670,852
2.875%	08/15/45	33,130	36,210,055
2.875%	11/15/46	591	646,406
3.000%	11/15/44	1	1,116
3.000%	05/15/45	193	215,346
3.000%	11/15/45	47	52,515
3.000%	02/15/47	31	34,720
3.000%	05/15/47	158	177,034
3.000%	02/15/48	201	225,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.000%	08/15/48	111	$124,719
3.000%	02/15/49	18	20,250
3.125%	05/15/48	412	473,156
3.375%	11/15/48	1	1,203
3.625%	08/15/43	320	393,000
3.625%	02/15/44	162	199,311
3.875%	08/15/40	14	17,658
4.250%	11/15/40	23	30,432
4.375%	02/15/38	536	708,693
4.375%	05/15/40	72	96,536
4.375%	05/15/41	591	796,280
5.000%	05/15/37	9	12,635
5.250%	11/15/28	683	869,651
5.250%	02/15/29	25	31,969
5.375%	02/15/31	258	344,793
6.125%	11/15/27	651	850,674
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	5,631	5,785,935
0.125%	07/15/22	5,482	5,698,656
0.125%	01/15/23	6,705	7,032,408
0.125%	07/15/24	5,767	6,238,651
0.125%	10/15/24	4,804	5,199,838
0.125%	04/15/25	4,012	4,345,586
0.125%	10/15/25	4,793	5,223,596
0.125%	07/15/26	4,612	5,042,805
0.125%	01/15/30	5,237	5,671,724
0.125%	07/15/30(a)	5,820	6,322,012
0.125%	01/15/31	4,464	4,811,386
0.125%	02/15/51	1,129	1,142,061
0.250%	01/15/25	5,915	6,428,266
0.250%	07/15/29	4,690	5,165,459
0.250%	02/15/50	2,286	2,397,334
0.375%	07/15/23	6,556	7,016,790
0.375%	07/15/25	5,679	6,257,995
0.375%	01/15/27	4,628	5,107,254
0.375%	07/15/27	4,751	5,273,306
0.500%	04/15/24	3,455	3,746,402
0.500%	01/15/28	5,263	5,864,613
0.625%	04/15/23	5,602	5,958,615
0.625%	01/15/24	6,308	6,841,552
0.625%	01/15/26	4,866	5,413,803
0.625%	02/15/43	2,161	2,445,837
0.750%	07/15/28	4,674	5,332,271
0.750%	02/15/42	2,986	3,458,971
0.750%	02/15/45	3,370	3,911,549
0.875%	01/15/29	3,918	4,495,825
0.875%	02/15/47	1,893	2,284,430
1.000%	02/15/46	1,591	1,954,318
1.000%	02/15/48	1,768	2,205,091
1.000%	02/15/49	1,678	2,106,924
1.375%	02/15/44	2,776	3,633,267
1.750%	01/15/28	2,022	2,432,640
2.000%	01/15/26	2,544	3,006,216
2.125%	02/15/40	1,293	1,858,043
2.125%	02/15/41	1,524	2,210,587
2.375%	01/15/25	3,636	4,260,177
2.375%	01/15/27	2,202	2,698,500

A41

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.500%	01/15/29	1,852	$2,370,413
3.375%	04/15/32	766	1,116,646
3.625%	04/15/28	1,976	2,661,233
3.875%	04/15/29	2,450	3,440,824
U.S. Treasury Notes
0.125%	05/31/22	1	1,000
0.125%	06/30/22	7,134	7,135,393
0.125%	07/31/22	7,737	7,737,907
0.125%	10/31/22	1,121	1,120,869
0.125%	12/31/22	526	525,774
0.125%	01/31/23	927	926,529
0.125%	02/28/23	190	189,881
0.125%	03/31/23	1,104	1,103,267
0.125%	05/15/23	87	86,891
0.125%	07/15/23	1,713	1,709,788
0.125%	08/15/23	156	155,647
0.125%	09/15/23	1,545	1,540,775
0.125%	10/15/23	374	372,802
0.125%	12/15/23	1,772	1,764,248
0.125%	01/15/24	4,254	4,232,065
0.125%	02/15/24	863	858,348
0.250%	04/15/23	1	1,001
0.250%	11/15/23(a)	13,364	13,357,736
0.250%	03/15/24	1,756	1,751,336
0.250%	05/31/25(a)	683	669,927
0.250%	07/31/25	10,656	10,422,900
0.250%	09/30/25	6,968	6,796,522
0.250%	10/31/25	5,919	5,763,164
0.375%	11/30/25	832	813,800
0.375%	12/31/25	2,638	2,576,172
0.375%	01/31/26	2,769	2,699,991
0.375%	07/31/27	1,512	1,428,368
0.500%	03/15/23	1,217	1,224,891
0.500%	03/31/25	579	575,291
0.500%	02/28/26	894	876,399
0.500%	04/30/27	975	933,943
0.500%	05/31/27	223	213,174
0.500%	10/31/27	10,584	10,025,033
0.625%	12/31/27(a)	2,705	2,575,667
0.625%	05/15/30(a)	8,257	7,516,450
0.625%	08/15/30	938	850,209
0.750%	03/31/26	7,588	7,520,814
0.750%	01/31/28(a)	1,353	1,297,189
0.875%	11/15/30(a)	17,617	16,296,003
1.125%	07/31/21	661	663,375
1.125%	02/28/22	6,019	6,076,604
1.125%	02/28/25	15,261	15,547,144
1.125%	02/28/27	7,011	6,991,829
1.125%	02/29/28	468	459,810
1.125%	02/15/31(a)	11,745	11,096,906
1.250%	03/31/28	457	452,287
1.375%	04/30/21	512	512,500
1.375%	01/31/22	4,789	4,841,193
1.375%	10/15/22	146	148,777
1.375%	02/15/23	11,754	12,022,138
1.375%	06/30/23	892	915,415
1.500%	08/31/21	3,493	3,513,876
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.500%	02/28/23	808	$828,547
1.500%	10/31/24	66	68,258
1.500%	11/30/24	824	852,003
1.500%	01/31/27	1	1,020
1.500%	02/15/30	7,571	7,479,911
1.625%	11/15/22	1	1,024
1.625%	02/15/26	1	1,034
1.625%	05/15/26	1,066	1,101,391
1.625%	08/15/29	1	1,004
1.750%	07/31/21	1,869	1,879,586
1.750%	04/30/22	539	548,664
1.750%	05/15/22	1,261	1,283,642
1.750%	06/15/22	982	1,001,410
1.750%	01/31/23	849	873,707
1.750%	12/31/24	1	1,043
1.750%	12/31/26	171	176,958
1.750%	11/15/29	725	733,836
1.875%	04/30/22	237	241,564
1.875%	07/31/22	525	537,325
1.875%	08/31/22	166	170,105
1.875%	09/30/22	25	25,653
1.875%	07/31/26	1,130	1,180,320
2.000%	08/31/21	4,371	4,406,173
2.000%	11/30/22	1,382	1,424,648
2.000%	02/15/23	1	1,034
2.000%	04/30/24	667	700,142
2.000%	05/31/24	1	1,050
2.000%	02/15/25	832	876,330
2.000%	08/15/25	113	119,074
2.000%	11/15/26	1,174	1,232,294
2.125%	05/15/22	663	678,073
2.125%	12/31/22	44	45,514
2.125%	02/29/24	1,176	1,237,005
2.125%	09/30/24	1	1,056
2.125%	11/30/24	1,249	1,320,232
2.125%	05/15/25	26,070	27,595,608
2.250%	01/31/24	359	378,633
2.250%	04/30/24	1,216	1,285,635
2.250%	11/15/24	478	507,315
2.250%	11/15/25	240	255,581
2.250%	08/15/27	254	269,200
2.250%	11/15/27	801	847,934
2.375%	02/29/24	1,228	1,300,625
2.375%	08/15/24	1	1,064
2.375%	05/15/27	274	292,838
2.375%	05/15/29	239	254,012
2.500%	08/15/23	71	74,844
2.500%	05/15/24	270	287,845
2.500%	01/31/25	1	1,072
2.625%	06/30/23	1	1,055
2.625%	12/31/25	790	854,805
2.625%	02/15/29	167	180,673
2.750%	07/31/23	681	721,168
2.750%	02/15/24	1	1,070
2.750%	08/31/25	1,122	1,218,597
2.750%	02/15/28	8,494	9,263,660
2.875%	09/30/23	1,105	1,177,516

A42

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.875%	11/30/23	697	$745,082
2.875%	05/31/25	1	1,089
2.875%	05/15/28	956	1,050,853
2.875%	08/15/28	67	73,690
3.125%	11/15/28(a)	27,126	30,334,497

Total U.S. Treasury Obligations (cost $629,446,117)			612,519,926

Total Long-Term Investments (cost $3,588,656,798)			4,081,504,865

	Shares
Short-Term Investments — 20.8%
Affiliated Mutual Funds — 19.8%
PGIM Core Ultra Short Bond Fund(wa)	680,313,622	680,313,622
PGIM Institutional Money Market Fund (cost $243,194,463; includes $243,168,327 of cash collateral for securities on loan)(b)(wa)	243,304,740	243,183,087

Total Affiliated Mutual Funds (cost $923,508,085)		923,496,709

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.0%
U.S. Treasury Bills
0.077%	04/15/21	2,130	2,129,990
0.037%	05/13/21	39,760	39,759,361
0.037%	05/27/21	2,550	2,549,979

Total U.S. Treasury Obligations (cost $44,438,098)				44,439,330

Total Short-Term Investments (cost $967,946,183)				967,936,039

TOTAL INVESTMENTS—108.5% (cost $4,556,602,981)				5,049,440,904

Liabilities in excess of other assets(z) — (8.5)%				(396,021,048)

Net Assets — 100.0%				$4,653,419,856

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ADS	American Depositary Share
BABs	Build America Bonds
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,498,317 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,288,327; cash collateral of $243,168,327 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

A43

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at March 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TricorBraun Holdings, Inc., First Lien Delayed Draw Term Loan, 6 Month LIBOR + 3.250%, 3.750%, Maturity Date 03/03/28 (cost $22,961)	23	$22,845	$—	$(116)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $3,182,813)	3.500%	TBA	04/14/21	(3,000)		$(3,169,102)

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
57	5 Year U.S. Treasury Notes	Jun. 2021	$7,033,711	$(64,742)
22	20 Year U.S. Treasury Bonds	Jun. 2021	3,401,063	(95,603)
972	Mini MSCI EAFE Index	Jun. 2021	106,531,200	(692,385)
258	Mini MSCI Emerging Markets Index	Jun. 2021	17,060,250	(136,416)
664	Russell 2000 E-Mini Index	Jun. 2021	73,787,000	(3,289,046)
1,020	S&P 500 E-Mini Index	Jun. 2021	202,337,400	1,759,581
				(2,518,611)
Short Positions:
134	2 Year U.S. Treasury Notes	Jun. 2021	29,577,359	17,909
28	10 Year U.S. Treasury Notes	Jun. 2021	3,666,250	18,859
				36,768
				$(2,481,843)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/21	RBC Capital Markets	AUD	644	$489,774	$488,876	$—	$(898)
Expiring 04/06/21	RBC Capital Markets	AUD	565	430,035	429,246	—	(789)
Expiring 04/06/21	RBC Capital Markets	AUD	61	46,672	46,586	—	(86)
Expiring 04/06/21	RBC Capital Markets	AUD	46	35,272	35,207	—	(65)
British Pound,
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	1,989	2,745,148	2,741,679	—	(3,469)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	1,916	2,644,701	2,641,359	—	(3,342)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	238	328,512	328,097	—	(415)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	147	202,725	202,469	—	(256)
A44

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	135	$186,800	$186,564	$—	$(236)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	49	67,137	67,052	—	(85)
Expiring 04/07/21	Goldman Sachs & Co. LLC	GBP	390	537,717	537,666	—	(51)
Canadian Dollar,
Expiring 04/05/21	Citibank, N.A.	CAD	810	645,328	644,877	—	(451)
Expiring 04/05/21	RBC Capital Markets	CAD	1,366	1,087,192	1,086,830	—	(362)
Expiring 04/05/21	RBC Capital Markets	CAD	599	476,725	476,566	—	(159)
Expiring 04/05/21	RBC Capital Markets	CAD	254	202,095	202,028	—	(67)
Expiring 04/05/21	RBC Capital Markets	CAD	117	93,482	93,451	—	(31)
Expiring 04/05/21	RBC Capital Markets	CAD	82	65,179	65,157	—	(22)
Danish Krone,
Expiring 04/07/21	Citibank, N.A.	DKK	5,809	917,430	915,942	—	(1,488)
Expiring 04/07/21	Citibank, N.A.	DKK	2,738	432,388	431,687	—	(701)
Expiring 04/07/21	Citibank, N.A.	DKK	1,769	279,318	278,865	—	(453)
Expiring 04/07/21	Citibank, N.A.	DKK	150	23,628	23,590	—	(38)
Euro,
Expiring 04/06/21	State Street Bank & Trust Company	EUR	10,610	12,456,828	12,443,520	—	(13,308)
Expiring 04/06/21	State Street Bank & Trust Company	EUR	5,084	5,968,796	5,962,420	—	(6,376)
Expiring 04/06/21	State Street Bank & Trust Company	EUR	2,810	3,298,722	3,295,198	—	(3,524)
Expiring 04/06/21	State Street Bank & Trust Company	EUR	379	445,167	444,690	—	(477)
Expiring 04/06/21	State Street Bank & Trust Company	EUR	362	425,459	425,004	—	(455)
Expiring 04/06/21	State Street Bank & Trust Company	EUR	168	196,955	196,745	—	(210)
Hong Kong Dollar,
Expiring 04/07/21	BNP Paribas S.A.	HKD	7,605	978,260	978,281	21	—
Expiring 04/07/21	BNP Paribas S.A.	HKD	3,856	495,993	496,004	11	—
Expiring 04/07/21	BNP Paribas S.A.	HKD	2,239	287,949	287,955	6	—
Expiring 04/07/21	BNP Paribas S.A.	HKD	1,138	146,405	146,408	3	—
Expiring 04/07/21	BNP Paribas S.A.	HKD	432	55,599	55,600	1	—
New Zealand Dollar,
Expiring 04/06/21	Brown Brothers Harriman & Co.	NZD	36	25,011	25,005	—	(6)
Singapore Dollar,
Expiring 04/05/21	UBS AG	SGD	184	136,630	136,652	22	—
Expiring 04/05/21	UBS AG	SGD	105	77,866	77,878	12	—
Expiring 04/05/21	UBS AG	SGD	71	52,847	52,855	8	—
Expiring 04/05/21	UBS AG	SGD	38	28,038	28,042	4	—
South African Rand,
Expiring 04/07/21	Goldman Sachs & Co. LLC	ZAR	1,682	114,066	113,839	—	(227)
Swedish Krona,
Expiring 04/06/21	Deutsche Bank AG	SEK	23,678	2,718,412	2,711,296	—	(7,116)
Expiring 04/06/21	Deutsche Bank AG	SEK	4,456	511,640	510,301	—	(1,339)
Expiring 04/06/21	Deutsche Bank AG	SEK	462	53,064	52,925	—	(139)
Expiring 04/06/21	Deutsche Bank AG	SEK	430	49,376	49,247	—	(129)
Expiring 04/06/21	Deutsche Bank AG	SEK	349	40,030	39,925	—	(105)
Swiss Franc,
Expiring 04/06/21	State Street Bank & Trust Company	CHF	4,064	4,314,118	4,300,898	—	(13,220)
Expiring 04/06/21	State Street Bank & Trust Company	CHF	944	1,002,203	999,132	—	(3,071)
Expiring 04/06/21	State Street Bank & Trust Company	CHF	855	907,450	904,669	—	(2,781)
Expiring 04/06/21	State Street Bank & Trust Company	CHF	136	144,513	144,070	—	(443)
Expiring 04/06/21	State Street Bank & Trust Company	CHF	119	125,797	125,412	—	(385)
Expiring 04/06/21	State Street Bank & Trust Company	CHF	72	76,852	76,617	—	(235)
				$47,071,304	$47,004,382	88	(67,010)

A45

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar,
Expiring 04/07/21	BNP Paribas S.A.	HKD	156	$20,075	$20,075	$—	$—
						$88	$(67,010)
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
11,356	09/15/23	0.250%(S)	3 Month LIBOR(2)(Q)	$(22,519)	$(35,894)	$(13,375)
1,007	09/15/26	0.500%(S)	3 Month LIBOR(2)(Q)	(27,246)	(36,695)	(9,449)
244	09/15/31	1.000%(S)	3 Month LIBOR(2)(Q)	(14,805)	(20,377)	(5,572)
				$(64,570)	$(92,966)	$(28,396)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A46